SEMIANNUAL REPORT January 31, 2003

                                Nuveen
                            Closed-End
                       Exchange-Traded
                                 Funds

                                        NUVEEN
                                        QUALITY PREFERRED
                                        INCOME FUNDS
                                        JTP
                                        JPS
                                        JHP

Photo: boy in wheat field
Photo: seaside cabin

                   HIGH CURRENT INCOME
                   FROM A PORTFOLIO OF
                      INVESTMENT-GRADE
                  PREFERRED SECURITIES

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
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

   Photo of: TIMOTHY R. SCHWERTFEGER

             TIMOTHY R. SCHWERTFEGER
             CHAIRMAN OF THE BOARD

SIDEBAR TEXT: "I URGE YOU TO CONSIDER RECEIVING FUTURE FUND REPORTS AND OTHER
FUND INFORMATION BY E-MAIL AND THE INTERNET .....SEE THE INSIDE FRONT COVER OF
THIS REPORT FOR STEP-BY-STEP INSTRUCTIONS."



Dear SHAREHOLDER

I am happy to report that during the period covered by this report all three of the Nuveen Quality Preferred Income Funds successfully completed their initial invest-up phases and, as of the date of this letter, are providing attractive monthly income from their portfolios of investment-grade quality preferred securities. More detailed information on your Fund's management strategies and performance can be found in the Portfolio Managers' Comments and on the Performance Overview pages within this report. Please take the time to read them.

In addition to regular income, we believe that an investment like your Nuveen Fund may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of preferred securities like those in which your Fund invests may move differently than the prices of the common stocks, mutual funds or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for step-by-step instructions.

For some of you, this may be your first Nuveen Fund shareholder report. On behalf of all of us at Nuveen Investments, I'd like to welcome you to the Nuveen family. I'd also like to thank you for making a Nuveen Fund part of the tailored investment program you and your financial advisor have created in order to better meet your overall financial objectives.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Nuveen Fund to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by a seasoned portfolio management team has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you meet your financial objectives. We thank you for choosing us as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 17, 2003

                                       1

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NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS (JTP, JPS, JHP)


Managers' PERSPECTIVE


The Nuveen Quality Preferred Income Funds are managed by a team of specialists at Spectrum Asset Management, Inc., an affiliate of Principal CapitalSM. Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about general economic conditions, their management strategy and the performance of each Fund for the period ended January 31, 2003.



WHAT WAS THE MARKET ENVIRONMENT GENERALLY, AND FOR PREFERRED SECURITIES IN PARTICULAR, OVER THIS REPORTING PERIOD?

The U.S. economy and capital markets have witnessed a challenging environment since the middle of 2002. Equity markets continued their pattern of weakness as the Dow Jones Industrial Average and the Standard & Poor's 500 dropped 11.8% and 12.3%, respectively, during the six months ended January 31, 2003. Geopolitical concerns, including the threat of war, fear of a recession and the decline in the stock market all led many investors to seek safe havens such as U. S. Treasury securities. Over the six-months ended January 31, 2003, the yield of the benchmark 10-year Treasury dropped to 3.96% from 4.82% causing prices to rise significantly, since bond prices rise when yields decline. Short-term interest rates have stayed at historic lows, with yields on Treasury bills and money market funds remaining well below 2%. The Federal Reserve helped keep rates low by implementing a 50 basis point easing of the fed funds rate in November 2002. Credit problems related to accounting concerns and a weak economy influenced the corporate markets, resulting in nearly six times as many corporate bond downgrades as upgrades by the major rating agencies during the same period.

All things considered, we believe the preferred securities market represented good value during this tumultuous period. While not exhibiting the same degree of price increases as the U. S. Treasury market, preferred security prices generally increased and performed well relative to equities and corporate bonds. The new issue market remained vibrant throughout the period, especially among higher quality issuers. Demand for preferred securities from both the retail and institutional sectors continued to be strong. Individuals were seeking alternatives to the low yields available in money market instruments and to the volatility of the equity markets. Insurance companies, corporations, pension plans, and other institutions appear to have been drawn to preferreds by the potential for attractive yields, lower volatility and the idea that "subordination" (buying junior bonds of a comparatively strong issuer) may be a better way to attain incremental yield than taking more credit risk by buying more senior bonds of weaker issuers. Security selection was crucial over the period, as preferred securities were not immune to the credit problems that plagued the corporate markets. In most cases, sticking to "quality" was a successful strategy over the six-month period.


IN THIS ENVIRONMENT HOW DID JTP, JPS, JHP PERFORM?

Each of the Funds performed well. As of January 31, 2003, the initial invest-up phases for all three Funds were essentially complete, and all three were trading at premiums to both their initial offering prices and to their respective NAVs. After paying an initial monthly

                                       2

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dividend of $0.103 per share, JTP increased its payout to $0.105 in December
2002. JPS also declared an initial monthly dividend of $0.105 per share. In February 2003, shortly after the close of the reporting period, JHP declared its initial monthly dividend of $0.103 per share.

The table below shows the price, NAVs and premiums of all three Funds as of 1/31/03:

           PRICE          NAV       PREMIUM
--------------------------------------------
JTP        15.42        13.98        10.30%
--------------------------------------------
JPS        15.15        14.71         2.99%
--------------------------------------------
JHP        15.05        14.39         4.59%
--------------------------------------------

Past performance does not guarantee future results.

Please see the individual Performance Overview pages in this report for additional information.


WHAT WAS YOUR PORTFOLIO MANAGEMENT STRATEGY FOR THIS REPORTING PERIOD AND HOW HAVE YOU BEEN INVESTING THE ASSETS OF THE FUNDS?

In keeping with each Fund's intention to provide attractive current income from a quality portfolio, our focus has been on purchasing investment-grade quality preferred securities issued by stable or improving companies. In many cases, these have been entities who have senior debt ratings of A2/A or higher. We have looked for preferreds that have attractive yields relative to the more senior obligations of the same issuer. Analyzing call features, an option that we think often is mispriced by the market, has been an important part of this strategy. Issues trading at a premium with favorable yields-to-call have provided the portfolios with high levels of current income and, we believe, prospects for good price stability over time. We have utilized both $25 par NYSE listed issues as well as $1000 par institutionally traded capital securities, depending on their relative values at any particular point in time. With many issuers having both types of securities outstanding, we also have taken advantage of opportunities to "swap" between the preferreds (e.g. selling a BankAmerica $25 par issue and buying an equivalent amount of their $1000 par capital securities in order to generate additional yield). Each of the Funds also has a small allocation of convertible preferred securities that has provided diversification, attractive yields and some equity market related upside potential.

WHAT IS YOUR STRATEGY GOING FORWARD?

Our basic strategy will continue to emphasize a focus on relative value and quality issuers. We expect the supply of new issues to continue at a steady pace. This should not only provide us with new opportunities to buy attractive securities, but also should tend to create better investment opportunities in the secondary market, which is often ignored when there is a heavy new issue calendar. One variable we will keep a close eye on is the Bush Administration's proposal to eliminate double taxation on corporate dividends. It is important to note that this will not directly impact the hybrid preferred market in which the Funds primarily invest because the payments from hybrid preferreds are deemed to be interest, not dividends, and are tax deductible to the issuer. Hence double taxation is not an issue and these payments would not be tax-free to the investor even if the proposal passes. There are some implications, however, for supply and demand for hybrid preferreds. Overall, we believe that the effect on the market will be limited. New supply should continue because the after-tax cost of financing likely will still be attractive due to the deductibility of the payments to the issuer. Demand should still be strong from both individuals and institutions funding retirement accounts, insurance companies, and those seeking sources of high nominal income.

                                        3

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JTP

NUVEEN QUALITY PREFERRED INCOME FUND


Performance
  OVERVIEW As of January 31, 2003


PORTFOLIO STATISTICS
==================================================
Share Price                                 $15.42
--------------------------------------------------
Common Share Net Asset Value                $13.98
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $898,590
--------------------------------------------------


                                        % OF TOTAL
TOP 5 ISSUERS                          INVESTMENTS
==================================================
ING Group NV                                  3.0%
--------------------------------------------------
Abbey National                                2.8%
--------------------------------------------------
HSBC Capital Funding LP                       2.6%
--------------------------------------------------
Dresdner Funding Trust                        2.6%
--------------------------------------------------
HRPT Properties                               2.5%
--------------------------------------------------


                                        % OF TOTAL
TOP 5 INDUSTRIES                       INVESTMENTS
==================================================
Banking                                      20.7%
--------------------------------------------------
Banking - Foreign                            11.9%
--------------------------------------------------
Real Estate Investment Trusts                11.4%
--------------------------------------------------
Utilities                                    10.2%
--------------------------------------------------
Financial                                     5.9%
--------------------------------------------------


CUMULATIVE TOTAL RETURN
INCEPTION DATE 6/02
==================================================
                              Market           NAV
--------------------------------------------------
Since Inception                1.91%        -6.99%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY DIVIDENDS PER SHARE
8/02                       0.103
9/02                       0.103
10/02                      0.103
11/02                      0.103
12/02                      0.105
1/03                       0.105

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/28/02                    15.4
                           15.31
                           15.39
                           15.45
                           15.1
                           15.16
                           15.17
                           15.25
                           15.2
                           15.35
                           15.33
                           15.31
                           15.17
                           15.48
                           15.53
                           15.15
                           14.84
                           14.71
                           14.99
                           14.99
                           14.83
                           14.18
                           14.7
                           14.71
                           14.81
                           14.94
                           14.99
                           15.09
                           15.16
                           15.24
                           15.36
1/31/03                    15.42

                                       4

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JPS


NUVEEN QUALITY PREFERRED INCOME FUND 2


Performance
  OVERVIEW As of January 31, 2003



PORTFOLIO STATISTICS
==================================================
Share Price                                 $15.15
--------------------------------------------------
Common Share Net Asset Value                $14.71
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,757,441
--------------------------------------------------


                                        % OF TOTAL
TOP 5 ISSUERS1                         INVESTMENTS
==================================================
Abbey National Capital Trust                  3.1%
--------------------------------------------------
Everest RE Capital Trust                      2.9%
--------------------------------------------------
ING Group NV                                  2.8%
--------------------------------------------------
Wachovia Bank Preferred Funding Corp.         2.5%
--------------------------------------------------
General Motors Acceptance Corp.               2.1%
--------------------------------------------------


                                        % OF TOTAL
TOP 5 INDUSTRIES1                      INVESTMENTS
==================================================
Banking                                      20.2%
--------------------------------------------------
Banking - Foreign                            13.8%
--------------------------------------------------
Financial                                    10.8%
--------------------------------------------------
Utilities                                    10.5%
--------------------------------------------------
Real Estate Investment Trusts                 7.7%
--------------------------------------------------


CUMULATIVE TOTAL RETURN
INCEPTION DATE 9/02
==================================================
                              Market           NAV
--------------------------------------------------
Since Inception                3.20%         4.91%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY DIVIDENDS PER SHARE
11/02                      0.105
12/02                      0.105
1/03                       0.105

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/27/02                    15.1
                           15.15
                           15.05
                           15
                           15
                           15
                           15
                           14.7
                           14.13
                           14.5
                           14.7
                           14.73
                           14.86
                           14.99
                           15.02
                           15.14
                           15.1
                           15
1/31/03                    15.15


1    Excluding U.S. Government and agency obligations.

                                       5

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JHP

NUVEEN QUALITY PREFERRED INCOME FUND 3


Performance
  OVERVIEW As of January 31, 2003


PORTFOLIO STATISTICS
==================================================
Share Price                                 $15.05
--------------------------------------------------
Common Share Net Asset Value                $14.39
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $324,993
--------------------------------------------------


                                        % OF TOTAL
TOP 5 ISSUERS1                         INVESTMENTS
==================================================
PNC Institutional Capital Trust               3.4%
--------------------------------------------------
ING Group NV                                  3.2%
--------------------------------------------------
MIC Financing Trust                           3.2%
--------------------------------------------------
Barclays Bank plc                             3.1%
--------------------------------------------------
Abbey National Capital Trust                  3.0%
--------------------------------------------------


                                        % OF TOTAL
TOP 5 INDUSTRIES1                      INVESTMENTS
==================================================
Banking                                      20.0%
--------------------------------------------------
Banking - Foreign                            10.5%
--------------------------------------------------
Insurance - P&C - Foreign                    10.0%
--------------------------------------------------
Utilities                                     8.6%
--------------------------------------------------
Financial                                     7.7%
--------------------------------------------------


CUMULATIVE TOTAL RETURN
INCEPTION DATE 12/02
==================================================
                              Market           NAV
--------------------------------------------------
Since Inception                 .33%          .42%
--------------------------------------------------

THE FUND PAID ITS FIRST MONTHLY DIVIDEND OF $.1030 PER SHARE ON MARCH 3, 2003.

1    Excluding U.S. Government and agency obligations.

Bar Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/20/02                   15.01
                           15.01
                           15.02
                           15.08
                           15.07
                           15
1/31/03                    15.05


                                       6

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

Shareholder
       MEETING REPORT
The Shareholder Meeting was held March 5, 2003, in Chicago at Nuveen's headquarters.

                                                                         JTP
-----------------------------------------------------------------------------------------------------------------

APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                 Preferred     Preferred     Preferred    Preferred     Preferred
                                    Common          Shares        Shares        Shares       Shares        Shares
                                    Shares        Series-M      Series-T      Series-W    Series-TH      Series-F
=================================================================================================================
James E. Bacon
   For                          63,018,633           3,314         3,304         3,319        3,520         3,024
   Withhold                        380,590               7             4            --           --             4
-----------------------------------------------------------------------------------------------------------------
   Total                        63,399,223           3,321         3,308         3,319        3,520         3,028
=================================================================================================================
William E. Bennett
   For                          63,029,894           3,314         3,307         3,319        3,520         3,024
   Withhold                        369,329               7             1            --           --             4
-----------------------------------------------------------------------------------------------------------------
   Total                        63,399,223           3,321         3,308         3,319        3,520         3,028
=================================================================================================================
Jack B. Evans
   For                          63,037,825           3,314         3,307         3,319        3,520         3,024
   Withhold                        361,398               7             1            --           --             4
-----------------------------------------------------------------------------------------------------------------
   Total                        63,399,223           3,321         3,308         3,319        3,520         3,028
=================================================================================================================
Thomas E. Leafstrand
   For                          63,033,528           3,314         3,304         3,319        3,520         3,024
   Withhold                        365,695               7             4            --           --             4
-----------------------------------------------------------------------------------------------------------------
   Total                        63,399,223           3,321         3,308         3,319        3,520         3,028
=================================================================================================================
Sheila W. Wellington
   For                          63,002,248           3,314         3,304         3,319        3,520         3,024
   Withhold                        396,975               7             4            --           --             4
-----------------------------------------------------------------------------------------------------------------
   Total                        63,399,223           3,321         3,308         3,319        3,520         3,028
=================================================================================================================
William L. Kissick
   For                                  --           3,314         3,304         3,319        3,520         3,024
   Withhold                             --               7             4            --           --             4
-----------------------------------------------------------------------------------------------------------------
   Total                                --           3,321         3,308         3,319        3,520         3,028
=================================================================================================================
Timothy R. Schwertfeger
   For                                  --           3,314         3,307         3,319        3,520         3,024
   Withhold                             --               7             1            --           --             4
-----------------------------------------------------------------------------------------------------------------
   Total                                --           3,321         3,308         3,319        3,520         3,028
=================================================================================================================

                                       7

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

                            Nuveen Quality Preferred Income Fund (JTP)
                            Portfolio of
                                    INVESTMENTS January 31, 2003 (Unaudited)



                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                $25 PAR PREFERRED SECURITIES - 77.9% (52.2% OF TOTAL INVESTMENTS)

                AGENCY - 0.1%

      33,400    Tennessee Valley Authority, Series D, 6.750%                                                            $   900,798

------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 0.6%

     113,100    Ford Motor Co. Capital Trust I, 9.000%                                                                    2,881,788

      63,300    General Motors Corp. (HGM), 7.375%                                                                        1,590,096

      23,700    General Motors Corp. (RGM), 7.250%                                                                          585,864

------------------------------------------------------------------------------------------------------------------------------------
                AUTO - FOREIGN - 1.1%

     382,050    Magna International Inc., Series B, 8.875%                                                               10,315,350

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 8.8%

     101,300    Associates Bank Corp. Capital Trust I, 7.625%                                                             2,628,735

      68,300    Bank One Capital II, 8.500%                                                                               1,906,936

      50,300    Bank One Capital VI, 7.200%                                                                               1,313,333

       7,200    BankAmerica Capital Trust I, 7.000%                                                                         190,008

      64,000    BankAmerica Capital Trust II, 7.000%                                                                      1,681,920

     145,000    BankAmerica Capital Trust III, 7.000%                                                                     3,886,000

     117,399    Chase Capital IV, Series D, 7.340%                                                                        2,946,715

      24,800    Chase Capital VIII, Series H, 8.250%                                                                        683,488

     200,000    Chittenden Bank Capital Trust I, 8.000%                                                                   5,310,000

      28,900    Citicorp Capital III, 7.100%                                                                                747,932

      18,000    Citigroup Capital VI, 6.875%                                                                                464,940

     103,000    Citigroup Capital VII, 7.125%                                                                             2,733,620

      47,600    Citigroup Capital VIII, 6.950%                                                                            1,252,832

      60,000    Citigroup Inc., Series H, 6.231% (a)                                                                      3,120,000

     122,500    Comerica Corp. Capital, 7.600%                                                                            3,205,825

     224,795    Compass Bank Trust III, 7.350%                                                                            5,723,281

      28,400    First Union Capital I, 7.500% (CORTS)                                                                       735,560

       8,400    First Union Institutional Capital I, 8.200% (CORTS)                                                         230,832

       8,500    Fleet Capital Trust III, 7.050%                                                                             213,520

       7,100    Fleet Capital Trust IV, 7.170%                                                                              179,204

      89,000    Fleet Capital Trust VI, 8.800%                                                                            2,442,160

      32,100    Fleet Capital Trust VII, 7.200%                                                                             832,995

      57,900    Harris Preferred Capital, Series A, 7.375%                                                                1,463,712

      32,600    JPMorgan Chase, Series 2001, 7.850% (CORTS)                                                                 847,926

      77,200    JPMorgan Chase Capital IX, 7.500%                                                                         2,024,184

                KeyCorp:
      29,800     Series 2001-3, 8.250% (CORTS)                                                                              795,064
      15,300     Series 2001-7, 7.750% (CORTS)                                                                              393,516

      59,400    KeyCorp Institutional Capital A, Series 2002-1, 7.500% (CORTS)                                            1,544,400


                                       8


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BANKING (continued)

      44,700    National Commerce Capital Trust II, 7.700%                                                              $ 1,193,490

      29,200    Regions Financial Trust I, 8.000%                                                                           780,224

      35,700    Suntrust Bank Capital V, 7.050%                                                                             932,841

      19,800    US Bancorp Capital II, 7.200%                                                                               498,960

     174,400    US Bancorp Capital III, 7.750%                                                                            4,661,712

     418,405    US Bancorp Capital IV, 7.350%                                                                            10,932,923

      38,400    US Bancorp Capital V, 7.250%                                                                              1,008,000

       9,400    Valley National Bank Capital Trust I, 7.750%                                                                246,468

      19,000    Washington Mutual Inc., Series 2001-22, 7.650% (CORTS)                                                      487,160

      17,000    Wells Fargo Capital Trust IV, 7.000%                                                                        455,090

       7,700    Wells Fargo Capital Trust V, 7.000%                                                                         205,205

     300,000    Zions Capital Trust B, 8.000%                                                                             8,025,000

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 5.8%

     273,200    ABN Amro Capital Funding Trust I, 7.500%                                                                  6,993,920

     208,800    ABN Amro Capital Funding Trust II, 7.125%                                                                 5,351,544

      24,200    ANZ Exchangeable Preferred Trust, 8.000%                                                                    621,940

       9,000    ANZ Exchangeable Preferred Trust II, 8.080%                                                                 232,650

       8,500    Abbey National plc, 7.250%                                                                                  220,575

      67,800    Abbey National plc, Series B, 7.375%                                                                      1,783,140

                BBVA Privanza International Gibraltar:
      14,700     Series C, 8.000%                                                                                           377,643
          10     Series D, 7.000%                                                                                         9,324,238
     104,200    BCH Capital Ltd., Series B, 9.430%                                                                        2,891,550

                BSCH Finance Ltd.:
     206,537     Series F, 8.125%                                                                                         5,378,223
     151,955     Series G, 8.125%                                                                                         3,966,026
      69,091     Series H, 7.790%                                                                                         1,735,566
     265,050     Series Q, 8.625%                                                                                         7,116,593

      46,300    Banco Totta & Acores Financing, Series A, 8.875%                                                          1,266,305

      21,300    Barclays Bank plc, 8.000%                                                                                   547,410

      36,800    Espirito Santo Overseas Ltd., Series B, 8.500%                                                              977,040

      60,000    NAB Exchangeable Preferred Trust, 8.000%                                                                  1,536,000

      55,300    National Westminster Bank plc, 7.875%                                                                     1,426,740

      22,900    Westpac Capital Trust I, 8.000%                                                                             597,690

------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE- 2.4%

      50,100    Bear Stearns Capital Trust III, 7.800%                                                                    1,335,165

     109,200    Lehman Brothers Holdings Capital Trust I, Series I, 8.000%                                                2,882,880

     118,100    Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                               3,076,505

      61,000    MSDW Capital Trust I, 7.100%                                                                              1,549,400

     186,900    Merrill Lynch Preferred Capital Trust I, 7.750%                                                           4,992,099

      38,500    Merrill Lynch Preferred Capital Trust II, 8.000%                                                          1,051,050

       7,300    Merrill Lynch Preferred Capital Trust IV, 7.120%                                                            191,698

      44,800    Merrill Lynch Preferred Capital Trust V, 7.280%                                                           1,191,232

      77,200    Morgan Stanley Capital Trust II, 7.250%                                                                   2,021,868

     121,000    Salomon Smith Barney Capital I, 7.200%                                                                    3,044,360

                                       9


                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.1%

     399,000    Ultramar Diamond Shamrock Capital I, 8.320%                                                             $ 10,078,740

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 1.6%

      46,100    ENCANA Corp., 9.250%                                                                                      1,237,785

     100,700    Suncor Energy Inc., 9.125%                                                                                2,692,718

     153,600    Talisman Energy Inc. (TLM A), 9.000%                                                                      3,985,920

     257,100    Talisman Energy Inc. (TLM B), 8.900%                                                                      6,736,020

------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.4%

     119,000    Viacom Inc., 7.250%                                                                                       3,201,100

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 7.7%

     760,000    AT&T Capital Corp. (CIC), 8.125%                                                                         19,364,800

     485,300    AT&T Capital Corp. (CIP), 8.250%                                                                         12,467,357

      30,176    CIT Capital Trust I, 7.750% (CORTS)                                                                         775,523

      62,000    Financial Security Assurance Holdings Ltd., 6.250%                                                        1,581,000

     193,010    General Motors Acceptance Corp. (GJM), 7.350%                                                             4,852,271

      28,500    General Motors Acceptance Corp. (GMA), 7.300%                                                               713,640

      30,000    General Electric Capital Corp., 6.008%                                                                      773,400

     127,000    Household Capital Trust V, Series X, 10.000%                                                              3,520,440

      59,500    Household Capital Trust VI, Series F, 8.250%                                                              1,535,100

      15,200    Household Capital Trust VII, Series V, 7.500%                                                               384,256

                Household International Inc.:
     745,586     Series G, 7.600% (a)                                                                                    18,751,488
     138,800     Series 92-A, 8.250% (a)                                                                                  3,518,580
      22,400     Series 01-A, 7.500% (a)                                                                                    564,032

      26,600    MBIA Inc., 8.000%                                                                                           733,096

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 4.8%

      55,900    ING Capital Funding Trust I, 7.700%                                                                       1,464,580

      26,400    ING Capital Funding Trust II, 9.200%                                                                        743,688

     563,900    ING Group NV (IND), 7.050%                                                                               14,379,450

     995,458    ING Group NV (INZ), 7.200%                                                                               25,573,316

      26,200    Swedish Export Credit Corp., 7.375%                                                                         673,340

      12,500    Swedish Export Credit Corp., Series A, 7.200%                                                               319,875

------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.1%

      19,100    ConAgra Capital LC, Series B, 5.000%                                                                        466,040

------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 1.6%

     535,800    Grand Met De Ltd. Partnership, 9.420%                                                                    14,734,500

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 3.0%

      32,100    AGL Capital Trust II, 8.000%                                                                                854,181

     560,500    Coastal Finance I, 8.375%                                                                                 9,847,985

      93,400    Dominion CNG Capital Trust I, 7.800%                                                                      2,456,420

      53,700    Equitable Resources Capital Trust I, 7.350%                                                               1,350,555

     142,400    MCN Financing II Trust, 8.625%                                                                            3,666,800

      22,900    South Jersey Gas Capital Trust I, 8.350%                                                                    581,660

     325,600    Southern Union Financing Trust, 9.480%                                                                    8,348,384

                                       10


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.4%

      31,400    TransCanada Capital, 8.750%                                                                             $   808,550

     108,500    TransCanada Pipelines Ltd., 8.250%                                                                        2,784,110

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.5%

     162,700    Textron Capital I, 7.920%                                                                                 4,096,786

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.4%

      20,700    American General Capital I, 7.875%                                                                          558,072

      15,700    American General Capital III, 8.050%                                                                        441,484

     136,600    Great West Life and Annuity Insurance, 7.250%                                                             3,491,496

      23,100    Lincoln National Capital III, Series C, 7.400%                                                              582,582

      77,100    Lincoln National Capital V, Series E, 7.650%                                                              2,019,249

      10,400    Phoenix Companies, Inc., 7.450%                                                                             248,352

      70,900    Protective Life Company Capital Trust III, 7.500%                                                         1,822,130

     410,000    Protective Life Company Capital Trust IV, 7.250%                                                         10,619,000

      58,600    Torchmark Capital Trust I, 7.750%                                                                         1,523,600

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 1.0%

      34,600    Farmers Group Capital II, 8.250%                                                                            882,300

     126,800    Hartford Capital I, Series A, 7.700%                                                                      3,208,040

     110,000    Hartford Capital III, Series C, 7.450%                                                                    2,795,100

      42,700    Hartford Life II, Series B, 7.625%                                                                        1,105,503

      26,700    SAFECO, Series 2001-4, 8.750% (CORTS)                                                                       698,873

      24,600    SAFECO Capital Trust I, 8.700% (CORTS)                                                                      639,600

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 1.0%

     293,600    Travelers/Aetna P&C Capital I, 8.080%                                                                     7,413,400

      64,600    Travelers/Aetna P&C Capital II, 8.000%                                                                    1,625,982

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 4.8%

      27,300    Ace Ltd. Capital Trust I, 8.875%                                                                            735,462

     143,706    Capital RE LLC, Series A, 7.650%                                                                          3,599,835

     749,000    Converium Finance SA, 8.250%                                                                             19,256,790

      59,200    Everest RE Capital Trust, 7.850%                                                                          1,516,704

      59,800    PartnerRe Ltd., Series A, 8.000%                                                                          1,504,568

      99,000    PartnerRe Ltd. Capital Trust I, 7.900%                                                                    2,583,900

                RenaissanceRe Holdings Ltd.:
      63,505     Series A, 8.100%                                                                                         1,666,371
      40,000     Series B, 7.300%                                                                                         1,000,230

                XL Capital Ltd.:
     385,354     Series A, 8.000%                                                                                        10,308,220
      24,000     Series B, 7.625%                                                                                           624,000

------------------------------------------------------------------------------------------------------------------------------------
                METALS - FOREIGN - 0.8%

     286,000    Placer Dome Inc., Series A, 8.625%                                                                        7,235,800

------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.1%

      37,800    International Paper Capital Trust III, 7.875%                                                               953,316

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.2%

      54,300    Rhone-Poulenc Overseas, Series A, 8.125%                                                                  1,385,193

                                       11

                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)




                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 17.0%

      29,000    AMB Property Corp., Series A, 8.500%                                                                    $   740,080

       8,600    Archstone-Smith Trust, Series D, 8.750%                                                                     227,900

       9,100    Avalonbay Communities Inc., Series H, 8.700%                                                                246,883

                BRE Properties Inc.:
      12,900     Series A, 8.500%                                                                                           333,465
     608,700     Series B, 8.080%                                                                                        16,100,115

                Duke Realty Investments Corp.:
     109,179     Series B, 7.990%                                                                                         5,547,658
       9,300     Series I, 8.450%                                                                                           247,845

                Equity Office Properties Trust:
      22,900     Series C, 8.000%                                                                                           592,423
      19,100     Series E, 4.000%                                                                                           477,882
       2,400     Series F, 8.000%                                                                                            60,600
   1,097,400     Series G, 7.748%                                                                                        28,433,634

                Equity Residential Properties:
      30,400     Series B, 9.125%                                                                                           826,272
      22,100     Series D, 8.600%                                                                                           594,932

                First Industrial Realty Trust Inc.:
      10,600     Series C, 8.625%                                                                                           284,716
      62,200     Series D, 7.950%                                                                                         1,539,450
      60,500     Series E, 7.900%                                                                                         1,502,820

      19,000    Firstar Realty LLC, Series 144A, 8.875%                                                                  21,579,250

                HRPT Properties Trust:
     218,300     Series A, 9.875%                                                                                         5,758,754
   1,096,700     Series B, 8.750%                                                                                        28,075,520

                Kimco Realty:
       8,100     Series A, 7.750%                                                                                           204,120
      18,800     Series C, 8.375%                                                                                           480,152

      46,400    New Plan Excel Realty Trust Inc., Series B, 8.625%                                                        1,166,960

                Prologis Trust:
      89,600     Series D, 7.920%                                                                                         2,264,192
      18,300     Series E, 8.750%                                                                                           466,833

                Public Storage Inc.:
       4,300     Series B, 9.200%                                                                                           109,736
       9,000     Series D, 9.500%                                                                                           245,250
      16,200     Series E, 10.000%                                                                                          464,130
      22,800     Series F, 9.750%                                                                                           632,700
       6,400     Series K, 8.250%                                                                                           166,400
      20,400     Series L, 8.250%                                                                                           527,952
      24,000     Series Q, 8.600%                                                                                           647,520
      99,000     Series R, 8.000%                                                                                         2,631,420
     200,000     Series S, 7.875%                                                                                         5,228,000
     326,500     Series V, 7.500%                                                                                         8,443,290

                Simon Property Group Inc.:
      20,500     Series F, 8.750%                                                                                           541,610
     176,200     Series G, 7.890%                                                                                         8,899,862

                Vornado Realty Trust:
      26,100     Series B, 8.500%                                                                                           670,770
      47,700     Series C, 8.500%                                                                                         1,219,212

     200,000    Wachovia Bank Preferred Funding Corp., Series A, 7.250%                                                   5,170,000


                                       12

                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 1.2%

       6,000    Sears Roebuck Acceptance Corp. (SRF), 7.000%                                                            $   149,280

      29,800    Sears Roebuck Acceptance Corp. (SRH), 6.950%                                                                743,212

     413,000    Sears Roebuck Acceptance Corp. (SRJ), 7.000%                                                             10,325,000

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 2.8%

       9,250    Centaur Funding Corp., Series 144A, 9.080%                                                                9,487,031

      10,000    SBC Communications Inc., 7.000%                                                                             265,000

     183,796    Telephone & Data Systems Capital I, 8.500%                                                                4,607,766

     262,846    Telephone & Data Systems Inc., Series A, 7.600%                                                           6,694,688

     156,300    US Cellular Corp., 8.750%                                                                                 4,066,926

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.1%

     248,300    Alabama Power Co., 5.830% (a)                                                                             6,137,976

      10,000    Alabama Power Co., Series B, 7.000%                                                                         251,800

       6,100    Appalachian Power Co., 7.200%                                                                               153,110

      14,800    Appalachian Power Co., Series B, 7.300%                                                                     370,296

      41,500    Atlantic Capital I, Series B, 8.250%                                                                      1,051,403

      13,300    Atlantic Capital II, Series C, 7.375%                                                                       336,623

      92,600    CPL Capital I, Series A, 8.000%                                                                           2,324,260

     106,800    Comed Financing I, 8.480%                                                                                 2,709,516

      17,500    Conectiv Inc., 8.125%                                                                                       448,000

      77,740    DTE Energy Trust I, 7.800%                                                                                2,056,223

      55,600    Dominion Resources Capital Trust II, 8.200%                                                               1,483,408

      10,000    Duke Capital Financing Trust II, 7.375%                                                                     246,500

       3,100    Duke Capital Financing Trust III, 8.375%                                                                     80,135

      20,800    Duke Energy Capital Trust I, 7.200%                                                                         518,752

       8,000    Duke Energy Capital Trust II, 7.200%                                                                        199,920

      94,800    Energy East Capital Trust I, 8.250%                                                                       2,498,928

      93,005    Entergy LA Inc., 7.600%                                                                                   2,464,633

      11,800    IES Utilities, 7.875%                                                                                       297,360

     320,000    Interstate Power & Light Co., Series 144A, 8.372% (a)                                                     8,050,016

     168,600    Montana Power Capital I, 8.450%                                                                           3,186,540

      58,600    Northwestern Capital Financing I, 7.200%                                                                    949,320

     156,500    Northwestern Capital Financing II, 8.250%                                                                 2,779,440

     296,800    Northwestern Capital Financing III, 8.100%                                                                5,283,040

      16,200    Northwestern Public Service Capital Financing I, 8.000%                                                     287,550

      64,700    OGE Energy Capital Trust, 8.375%                                                                          1,691,905

       7,700    Ohio Power Co., 7.375%                                                                                      193,655

       1,300    PSE&G Capital Trust II, 8.125%                                                                               33,280

      15,000    PSE&G Funding Trust II, 8.720%                                                                              387,300

      60,800    Public Service Oklahoma Capital I, Series A, 8.000%                                                       1,530,336

       5,200    South Carolina Electric and Gas Trust I, Series A, 7.550%                                                   130,832

      53,100    Southwestern Electric Power Co. Capital I, Series A, 4.000%                                               1,334,934

       3,900    Virginia Electric and Power Co., Series A, 7.150%                                                            98,709

     187,000    Virginia Power Capital Trust II, 7.375%                                                                   4,916,229

       1,000    WPS Resources Capital Trust I, 7.000%                                                                        25,304

                                       13

                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - FOREIGN - 0.5%

     181,100    Yorkshire Capital Trust I, 8.080%                                                                       $ 4,567,341
------------------------------------------------------------------------------------------------------------------------------------

                Total $25 Par Preferred Securities (cost $686,237,690)                                                  700,307,080
                --------------------------------------------------------------------------------------------------------------------


                CONVERTIBLE PREFERRED SECURITIES - 11.6% (7.8% OF TOTAL INVESTMENTS)


                COMPUTER - 0.4%

     198,100    Electro Data Systems, 7.625%                                                                              3,922,380

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.7%

     299,400    Keyspan Corp., 8.750%                                                                                     15,128,682

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 0.2%

      37,000    PartnerRe Ltd., 8.000%                                                                                    1,948,050

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 1.7%

     213,200    ALLTEL Corp., 7.750%                                                                                     10,212,280

     250,200    Citizens Communications Co., 6.750%                                                                       5,204,160

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.6%

     420,600    Ameren Corp., 9.750%                                                                                     11,103,840

     283,000    American Electric Power Inc., 9.250%                                                                     10,204,980

      58,000    Cinergy Corp., 9.500%                                                                                     3,107,640

     260,200    Dominion Resources Inc., 8.750%                                                                          12,593,680

     177,000    FPL Group, Inc., 8.500%                                                                                   9,632,340

     165,100    Public Service Enterprise Group, 10.250%                                                                  8,890,635

     100,000    TXU Corp., 8.750%                                                                                         2,880,000

     523,300    Teco Energy Inc., 4.750%                                                                                  9,367,070
------------------------------------------------------------------------------------------------------------------------------------

                 Total Convertible Preferred Securities (cost $112,975,747)                                             104,195,737
                --------------------------------------------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 55.3% (37.1% OF TOTAL INVESTMENTS)

                BANKING - 21.7%

$     15,000    ABN Amro North American Holdings, 6.523%, 11/08/12                                                       15,653,865

       7,800    BT Preferred Capital Trust II, Series II, 7.875%, 2/25/27                                                 8,378,604

       5,700    Bank of Boston Capital Trust II, Series B, 7.750%, 12/15/26                                               5,811,697

       1,000    BankAmerica Institutional Capital A, Series 144A, 8.070%, 12/31/26                                        1,139,810

       2,000    BankAmerica Institutional Capital B, 7.700%, 12/31/26                                                     2,205,916

       8,000    Banknorth Group Inc., 9.060%, 2/01/27                                                                     9,057,464

       6,000    Barnett Capital I, 8.060%, 12/01/26                                                                       6,716,136

       5,000    Chase Capital I, Series A, 7.670%, 12/01/26                                                               5,342,490

      18,000    Corestates Capital, 8.000%, 12/15/26                                                                     19,914,084

         500    First Empire Capital Trust II, 8.277%, 6/01/27                                                              566,349

      11,463    First Union Institutional Capital I, 8.040%, 12/01/26                                                    13,399,009

      20,000    JPM Capital Trust II, 7.950%, 2/01/27                                                                    21,774,000

      11,150    NB Capital Trust II, 7.830%, 12/15/26                                                                    12,609,847

       1,000    North Fork Capital Trust I, 8.700%, 12/15/26                                                              1,094,320

      19,000    PNC Institutional Capital Trust A, 7.950%, 12/15/26                                                      20,338,360

      17,500    Reliance Capital Trust I, 8.170%, 5/01/28                                                                18,365,918


                                       14

   PRINCIPAL                                                                                                                  MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

$      1,400    Republic NY Capital, 7.530%, 12/04/26                                                                   $ 1,452,066

      23,000    Summit Capital Trust I, Series B, 8.400%, 3/15/27                                                        24,564,897

       4,000    Wachovia Capital Trust I, 7.640%, 1/15/27                                                                 4,334,300

       1,050    Wells Fargo Capital, 7.950%, 12/01/26                                                                     1,195,386

       1,000    Zions Institutional Capital Trust A, Series A, 8.536%, 12/15/26                                           1,076,715

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 11.9%

      30,000    Abbey National Capital Trust I, 8.963%, 6/30/30                                                          37,392,840

      33,742    Dresdner Funding Trust I, 8.151%, 6/30/31                                                                34,595,369

      25,000    HSBC Capital Funding LP, Series 2, 10.176%, 6/30/30                                                      34,816,200

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.6%

      21,900    Phillips 66 Capital II, 8.000%, 1/15/37                                                                  23,610,018

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.0%

       9,000    CIT Capital Trust I, 7.700%, 2/15/27                                                                      8,960,643

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.0%

       4,000    KN Capital Trust I, Series B, 8.560%, 4/15/27                                                             4,435,692

       4,360    KN Capital Trust III, 7.630%, 4/15/28                                                                     4,413,118

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.5%

       4,000    MIC Financing Trust I, 8.375%, 2/01/27                                                                    4,172,016

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 2.1%

      17,660    Sun Life Canada US Capital Trust I, 8.526%, 5/06/07                                                      18,874,637

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 6.5%

      13,983    AFC Capital Trust I, 8.207%, 2/03/27                                                                     10,106,381

      15,000    SAFECO Capital Trust I, Series B, 8.072%, 7/15/37                                                        15,632,475

      35,095    Zurich Capital Trust, 8.376%, 6/01/37                                                                    33,054,401

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 5.0%

      24,550    Ace Capital Trust II, 9.700%, 4/01/30                                                                    29,712,079

       2,000    RenaissanceRe Capital Trust, Series B, 8.540%, 3/01/27                                                    2,066,448

      18,500    Royal & Sun Alliance Insurance, 8.950%, 10/15/29                                                         13,055,746

------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - 0.6%

       5,000    Washington Mutual Capital I, 8.375%, 6/01/27                                                              5,687,990

------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 0.8%

       6,000    Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                           7,163,562

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 1.6%

      12,000    Dominion Resources Capital Trust III, 8.400%, 1/15/31                                                    13,377,084

       1,000    PECO Energy Capital Trust III, 7.380%, 4/06/28                                                              962,346
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $496,349,191)                                                  497,080,278
                --------------------------------------------------------------------------------------------------------------------


                                       15

                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)



   PRINCIPAL                                                                                                                  MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 3.7% (2.5% OF TOTAL INVESTMENTS)


                AUTO - 0.8%

$      7,500    Ford Motor Company, 8.900%, 1/15/32                                                                     $ 7,181,873

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 0.3%

       3,000    Suntrust Bank, 5.450%, 12/01/17                                                                           3,111,228

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 2.2%

      20,000    General Motors Acceptance Corp., 8.000%, 11/01/31                                                        19,785,320

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.4%

       4,000    Zurich Reinsurance Center Holdings Inc., 7.125%, 10/15/23                                                 3,359,400
------------------------------------------------------------------------------------------------------------------------------------

                Total Corporate Bonds (cost $31,785,198)                                                                 33,437,821
                --------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.7% (0.4% OF TOTAL INVESTMENTS)

$      5,972    State Street Bank Repurchase Agreement, 1.220%, dated 1/31/03, due 2/03/03,
============      repurchase price $5,972,607, collateralized by U.S. Treasury Bonds                                      5,972,000
                --------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $5,972,000)                                                            5,972,000
                --------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $1,333,319,826) - 149.2%                                                      1,340,992,916
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - (0.2)%                                                                   (2,403,137)
                --------------------------------------------------------------------------------------------------------------------

                FundPreferred Shares, at Liquidation Value - (49.0)%                                                   (440,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $  898,589,779
                ====================================================================================================================


         (1)    All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
         (a)    Security is eligible for the Dividends Received Deduction.
     (CORTS)    Corporate Backed Trust Securities.

                                 See accompanying notes to financial statements.


                            Nuveen Quality Preferred Income Fund 2 (JPS)
                            Portfolio of
                                 INVESTMENTS January 31, 2003 (Unaudited)


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                $25 PAR PREFERRED SECURITIES - 70.0% (48.5% OF TOTAL INVESTMENTS)


                AGENCY - 0.3%

      90,100    Tennessee Valley Authority, Series D, 6.750%                                                            $ 2,429,997

      42,000    SLM Corp., Series A, 6.970% (a)                                                                           2,251,200

------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 0.1%

      44,000    Ford Motor Co. Capital Trust I, 9.000%                                                                    1,121,120

      20,400    General Motors Corp. (HGM), 7.375%                                                                          512,448

------------------------------------------------------------------------------------------------------------------------------------
                AUTO - FOREIGN - 0.1%

      35,500    Magna International Inc., Series B, 8.875%                                                                  958,500

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 10.5%

     152,060    Associates Bank Corp. Capital Trust I, 7.625%                                                             3,945,957

      81,600    BancWest Capital I, 2.375%                                                                                2,346,000

      68,500    Bank One Capital II, 8.500%                                                                               1,912,520

      41,400    Bank One Capital V, 8.000%                                                                                1,117,800

     144,500    Bank One Capital VI, 7.200%                                                                               3,772,895

      17,800    Bank of New York Capital IV, Series E, 6.875%                                                               459,418

     135,900    BankAmerica Capital Trust I, 7.000%                                                                       3,586,401

     168,500    BankAmerica Capital Trust II, 7.000%                                                                      4,428,180

     218,300    BankAmerica Capital Trust III, 7.000%                                                                     5,850,440

      40,800    BankNorth Capital Trust II, 8.000%                                                                        1,071,000

      93,100    Chase Capital IV, Series D, 7.340%                                                                        2,336,810

      22,800    Chase Capital V, Series E, 7.030%                                                                           573,420

      77,200    Chase Capital VIII, Series H, 8.250%                                                                      2,127,632

      11,500    Chittenden Bank Capital Trust I, 8.000%                                                                     305,325

      34,100    Citicorp Capital III, 7.100%                                                                                882,508

      14,900    Citigroup Capital V, 7.000%                                                                                 380,695

      52,100    Citigroup Capital VI, 6.875%                                                                              1,345,743

     148,100    Citigroup Capital VII, 7.125%                                                                             3,930,574

     360,000    Citigroup Capital VIII, 6.950%                                                                            9,475,200

      30,000    Citigroup Inc., Series H, 6.231% (a)                                                                      1,560,000

     239,700    Comerica Corp. Capital, 7.600%                                                                            6,272,949

     380,125    Compass Bank Trust III, 7.350%                                                                            9,677,983

      63,300    First Union Capital I, 7.500% (CORTS)                                                                     1,639,470

      31,300    First Union Institutional Capital I, 8.200% (CORTS)                                                         860,124

     128,300    Fleet Capital Trust VI, 8.800%                                                                            3,520,552

   1,431,900    Golden State Bancorp, Series A, 9.125%                                                                   37,644,651

      79,700    Harris Preferred Capital, Series A, 7.375%                                                                2,014,816

      41,000    JPMorgan Chase, 7.125% (SATURNS)                                                                          1,045,500


                                       17

                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)




                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

                JPMorgan Chase:
       6,400     Series 2001, 7.850% (CORTS)                                                                            $   166,464
      71,500     Series 2001-15, 7.540% (CORTS)                                                                           1,833,260

     204,100    JPMorgan Chase Capital IX, 7.500%                                                                         5,351,502

                KeyCorp:
      91,300     Series 2001-3, 8.250% (CORTS)                                                                            2,435,884
      26,400     Series 2001-7, 7.750% (CORTS)                                                                              679,008

      33,900    KeyCorp Institutional Capital A, Series 2002-1, 7.500% (CORTS)                                              881,400

     239,800    National Commerce Capital Trust II, 7.700%                                                                6,402,660

      34,800    Regions Financial Trust I, 8.000%                                                                           929,856

     131,900    Suntrust Capital IV, 7.125%                                                                               3,505,902

      81,400    Suntrust Bank Capital V, 7.050%                                                                           2,126,982

     132,200    US Bancorp Capital II, 7.200%                                                                             3,331,440

     602,600    US Bancorp Capital III, 7.750%                                                                           16,107,498

     208,100    US Bancorp Capital IV, 7.350%                                                                             5,437,653

      78,100    US Bancorp Capital V, 7.250%                                                                              2,050,125

      87,600    Valley National Bank Capital Trust I, 7.750%                                                              2,296,872

      41,000    Washington Mutual Inc., Series 2001-22, 7.650% (CORTS)                                                    1,051,240

      26,400    Wells Fargo Capital Trust IV, 7.000%                                                                        706,728

      15,700    Wells Fargo Capital Trust V, 7.000%                                                                         418,405

      20,000    Wells Fargo Capital Trust VI, 6.950%                                                                        527,800

     510,200    Zions Capital Trust B, 8.000%                                                                            13,647,850

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 5.4%

     340,000    ABN Amro Capital Funding Trust I, 7.500%                                                                  8,704,000

     780,300    ABN Amro Capital Funding Trust II, 7.125%                                                                19,999,089

     102,000    ANZ Exchangeable Preferred Trust, 8.000%                                                                  2,621,400

      61,600    ANZ Exchangeable Preferred Trust II, 8.080%                                                               1,592,360

      60,300    BBVA Privanza International Gibraltar, Series C, 8.000%                                                   1,549,107

     338,700    BCH Capital Ltd., Series B, 9.430%                                                                        9,398,925

                BSCH Finance Ltd.:
       4,100     Series B, 7.750%                                                                                           110,700
     154,900     Series F, 8.125%                                                                                         4,033,596
     131,000     Series G, 8.125%                                                                                         3,419,100
      88,100     Series H, 7.790%                                                                                         2,213,072
      10,000     Series J, 7.350%                                                                                           249,700
     446,100     Series Q, 8.625%                                                                                        11,977,785

      23,500    Banco Totta & Acores Financing, Series A, 8.875%                                                            642,725

     621,000    Banesto Holdings Ltd., Series 144A, 10.500%                                                              18,071,100

       3,900    Barclays Bank plc, 8.000%                                                                                   100,230

      27,100    Espirito Santo Overseas Ltd., Series B, 8.500%                                                              719,505

     148,500    NAB Exchangeable Preferred Trust, 8.000%                                                                  3,801,600

     105,200    National Westminster Bank plc, 7.875%                                                                     2,714,160

     139,100    Westpac Capital Trust I, 8.000%                                                                           3,630,510


                                       18


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 1.4%

     105,900    Bear Stearns Capital Trust, 7.500%                                                                      $ 2,691,978

      94,900    Bear Stearns Capital Trust III, 7.800%                                                                    2,529,085

      63,800    Lehman Brothers Holdings Capital Trust I, Series I, 8.000%                                                1,684,320

     102,800    Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                               2,677,940

      41,900    MSDW Capital Trust I, 7.100%                                                                              1,064,260

      60,300    Merrill Lynch Preferred Capital Trust I, 7.750%                                                           1,610,613

      91,800    Merrill Lynch Preferred Capital Trust II, 8.000%                                                          2,506,140

         500    Merrill Lynch Preferred Capital Trust III, 7.000%                                                            13,100

      44,400    Merrill Lynch Preferred Capital Trust IV, 7.120%                                                          1,165,944

      87,700    Merrill Lynch Preferred Capital Trust V, 7.280%                                                           2,331,943

      80,408    Morgan Stanley Capital Trust II, 7.250%                                                                   2,105,886

      16,000    Morgan Stanley Dean Witter Co., 7.200%                                                                      421,760

     154,800    Salomon Smith Barney Capital I, 7.200%                                                                    3,894,768

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.1%

      90,500    Ultramar Diamond Shamrock Capital I, 8.320%                                                               2,286,030

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.4%

      53,000    ENCANA Corp., 9.250%                                                                                      1,423,050

      46,400    Suncor Energy Inc., 9.125%                                                                                1,240,736

      67,300    Talisman Energy Inc. (TLM A), 9.000%                                                                      1,746,435

      75,100    Talisman Energy Inc. (TLM B), 8.900%                                                                      1,967,620

------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.1%

      67,300    Viacom Inc., 7.250%                                                                                       1,810,370

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 8.4%

      20,000    AMBAC Financial Group Inc., 7.080%                                                                          505,200

     611,100    AT&T Capital Corp. (CIC), 8.125%                                                                         15,570,828

     130,800    AT&T Capital Corp. (CIP), 8.250%                                                                          3,360,252

      32,600    CIT Capital Trust I, 7.750% (CORTS)                                                                         837,820

       6,800    Financial Security Assurance Holdings Ltd. (FSA), 6.950%                                                    171,360

      43,000    Financial Security Assurance Holdings Ltd. (FSB), 6.875%                                                  1,121,010

   1,059,618    Financial Security Assurance Holdings Ltd. (FSE), 6.250%                                                 27,020,259

     199,700    General Electric Capital Corp., 6.625%                                                                    5,359,948

       8,400    General Motors Acceptance Corp. (GJM), 7.350%                                                               211,176

       5,000    General Motors Acceptance Corp. (GMA), 7.300%                                                               125,200

   1,000,000    General Electric Capital Corp., 6.008%                                                                   25,780,000

     250,000    Household Finance Corp., 6.875%                                                                           6,304,700

       9,800    Household Capital Trust I, Series T, 8.250%                                                                 246,960

       4,700    Household Capital Trust IV, Series P, 7.250%                                                                116,325

     526,700    Household Capital Trust V, Series X, 10.000%                                                             14,600,124

     617,096    Household Capital Trust VI, Series F, 8.250%                                                             15,921,077

      22,500    Household Capital Trust VII, Series V, 7.500%                                                               568,800

                                       19


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)




                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FINANCIAL (continued)

                Household International Inc.:
     105,800     Series G, 7.600% (a)                                                                                   $ 2,660,870
     569,730     Series H, 7.625% (a)                                                                                    14,334,407
       9,300     Series 92-A, 8.250% (a)                                                                                    235,755
     475,600     Series 01-A, 7.500% (a)                                                                                 11,975,608

      22,200    MBIA Inc., 8.000%                                                                                           611,832

      16,000    Philadelphia Authority for Industrial Income, Series 1999C, 6.550%                                          410,400

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 4.3%

      18,800    Credit Suisse First Boston Trust, 7.000% (SATURNS)                                                          472,538

       1,100    Eksportfinans AS, 8.700%                                                                                     28,061

      23,000    ING Capital Funding Trust I, 7.700%                                                                         602,600

      63,600    ING Capital Funding Trust II, 9.200%                                                                      1,791,612

   1,338,655    ING Group NV (IND), 7.050%                                                                               34,135,703

   1,462,100    ING Group NV (INZ), 7.200%                                                                               37,561,349

       6,500    Swedish Export Credit Corp., 7.375%                                                                         167,050

      15,300    Swedish Export Credit Corp., Series A, 7.200%                                                               391,527

------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.2%

     106,100    Grand Met De Ltd. Partnership, 9.420%                                                                     2,917,750

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.7%

      38,100    AGL Capital Trust II, 8.000%                                                                              1,013,841

      69,200    Coastal Finance I, 8.375%                                                                                 1,215,844

      92,500    Dominion CNG Capital Trust I, 7.800%                                                                      2,432,750

     235,900    Equitable Resources Capital Trust I, 7.350%                                                               5,932,885

      10,800    MCN Financing II Trust, 8.625%                                                                              278,100

      17,300    South Jersey Gas Capital Trust I, 8.350%                                                                    439,420

       7,800    Southern Union Financing Trust, 9.480%                                                                      199,992

------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.2%

      11,600    TransCanada Capital, 8.750%                                                                                 298,700

     151,100    TransCanada Pipelines Ltd., 8.250%                                                                        3,877,226

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.7%

     467,277    Textron Capital I, 7.920%                                                                                11,766,035

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 1.2%

      28,200    American General Capital I, 7.875%                                                                          760,272

      33,400    American General Capital III, 8.050%                                                                        939,208

      25,900    Great West Life and Annuity Insurance, 7.250%                                                               662,004

      49,100    Lincoln National Capital III, Series C, 7.400%                                                            1,238,302

      59,000    Lincoln National Capital V, Series E, 7.650%                                                              1,545,210

      14,900    Phoenix Companies, Inc., 7.450%                                                                             355,812

      80,700    Protective Life Company Capital Trust III, 7.500%                                                         2,073,990

     440,940    Protective Life Company Capital Trust IV, 7.250%                                                         11,420,346

      57,200    Torchmark Capital Trust I, 7.750%                                                                         1,487,200

       5,500    UNUM Prov Financial Trust I, 8.500% (CORTS)                                                                 123,145

      17,400    UNUM Prov Trust II, 8.200% (CORTS)                                                                          388,368


                                       20

                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - MULTILINE - 1.0%

     265,400    Hartford Capital I, Series A, 7.700%                                                                    $ 6,714,620

     247,600    Hartford Capital III, Series C, 7.450%                                                                    6,291,516

      52,700    Hartford Life II, Series B, 7.625%                                                                        1,364,403

      59,700    SAFECO, Series 2001-4, 8.750% (CORTS)                                                                     1,562,648

      78,900    SAFECO Capital Trust I, 8.700% (CORTS)                                                                    2,051,400

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.4%

     285,900    Travelers/Aetna P&C Capital I, 8.080%                                                                     7,218,975

      23,800    Travelers/Aetna P&C Capital II, 8.000%                                                                      599,046

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 9.0%

      18,500    Ace Ltd. Capital Trust I, 8.875%                                                                            498,390

       4,900    Capital RE LLC, Series A, 7.650%                                                                            122,745

   1,371,600    Converium Finance SA, 8.250%                                                                             35,263,836

   2,827,000    Everest RE Capital Trust, 7.850%                                                                         72,427,740

     140,900    PartnerRe Ltd., Series A, 8.000%                                                                          3,545,044

     230,081    PartnerRe Ltd., Capital Trust I, 7.900%                                                                   6,005,114

                RenaissanceRe Holdings Ltd.:
     304,360     Series A, 8.100%                                                                                         7,986,406
     136,500     Series B, 7.300%                                                                                         3,413,302

                XL Capital Ltd.:
     554,400     Series A, 8.000%                                                                                        14,830,200
     537,617     Series B, 7.625%                                                                                        13,978,042

------------------------------------------------------------------------------------------------------------------------------------
                METALS - FOREIGN - 0.2%

     142,900    Placer Dome Inc., Series A, 8.625%                                                                        3,615,370

------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.1%

      97,300    International Paper Capital Trust III, 7.875%                                                             2,453,906

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.1%

      80,000    Rhone-Poulenc Overseas, Series A, 8.125%                                                                  2,040,800

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 11.1%

      69,700    AMB Property Corp., Series A, 8.500%                                                                      1,778,744

      14,500    Archstone-Smith Trust, Series D, 8.750%                                                                     384,250

                Avalonbay Communities Inc.:
      53,800     Series D, 8.000%                                                                                         1,361,140
      91,200     Series H, 8.700%                                                                                         2,474,256

                BRE Properties Inc.:
      25,600     Series A, 8.500%                                                                                           661,760
       7,700     Series B, 8.080%                                                                                           203,665

                Carramerica Realty Corp.:
       2,300     Series B, 8.570%                                                                                            58,742
      22,000     Series C, 8.550%                                                                                           559,900
       5,500     Series D, 8.450%                                                                                           139,700

                Duke Realty Investments Corp.:
     186,650     Series B, 7.990%                                                                                         9,484,153
      16,300     Series E, 8.250%                                                                                           420,540
      33,400     Series I, 8.450%                                                                                           890,110

                                       21


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)




                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS (continued)

                Equity Office Properties Trust:
      47,400     Series C, 8.000%                                                                                       $ 1,226,238
      58,400     Series E, 4.000%                                                                                         1,461,168
      10,000     Series F, 8.000%                                                                                           252,500
     293,000     Series G, 7.748%                                                                                         7,591,630

                Equity Residential Properties:
      81,800     Series B, 9.125%                                                                                         2,223,324
      40,000     Series C, 9.125%                                                                                         1,100,000
      59,750     Series D, 8.600%                                                                                         1,608,470
     161,900     Series L, 7.625%                                                                                         4,054,786

                First Industrial Realty Trust Inc.:
      16,700     Series C, 8.625%                                                                                           448,562
      85,000     Series D, 7.950%                                                                                         2,103,750
      49,800     Series E, 7.900%                                                                                         1,237,032

                HRPT Properties Trust:
     166,200     Series A, 9.875%                                                                                         4,384,356
   1,516,825     Series B, 8.750%                                                                                        38,830,720

                Kimco Realty:
       5,200     Series A, 7.750%                                                                                           131,040
      12,000     Series C, 8.375%                                                                                           306,480

                New Plan Excel Realty Trust Inc.:
     108,400     Series B, 8.625%                                                                                         2,726,260
     145,350     Series D, 7.800%                                                                                         7,312,922

                Prologis Trust:
     266,200     Series D, 7.920%                                                                                         6,726,874
      18,900     Series E, 8.750%                                                                                           482,139

                Public Storage Inc.:
       5,000     Series D, 9.500%                                                                                           136,250
      11,000     Series F, 9.750%                                                                                           305,250
       9,000     Series K, 8.250%                                                                                           234,000
      13,700     Series L, 8.250%                                                                                           354,556
      12,700     Series M, 8.750%                                                                                           338,836
      28,800     Series Q, 8.600%                                                                                           777,024
      88,295     Series R, 8.000%                                                                                         2,346,881
      11,900     Series S, 7.875%                                                                                           311,066
      57,015     Series T, 7.625%                                                                                         1,470,987
      58,900     Series U, 7.625%                                                                                         1,528,455
     135,900     Series V, 7.500%                                                                                         3,514,374

                Shurgard Storage Centers Inc.:
       4,900     Series C, 8.700%                                                                                           129,850
      26,000     Series D, 8.750%                                                                                           689,000

                Simon Property Group Inc.:
      29,800     Series F, 8.750%                                                                                           787,316
     321,041     Series G, 7.890%                                                                                        16,215,781

                Vornado Realty Trust:
      33,200     Series B, 8.500%                                                                                           853,240
      40,700     Series C, 8.500%                                                                                         1,040,292

   2,422,800    Wachovia Bank Preferred Funding Corp., Series A, 7.250%                                                  62,629,380

------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.8%

     176,800    Sears Roebuck Acceptance Corp. (SRF), 7.000%                                                              4,398,784

     178,800    Sears Roebuck Acceptance Corp. (SRH), 6.950%                                                              4,459,272

     207,800    Sears Roebuck Acceptance Corp. (SRJ), 7.000%                                                              5,195,000

                                       22

                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TELECOM - 4.9%

       4,200    Bellsouth, Series 2002-8, 7.000%                                                                        $   110,880

       4,000    Bellsouth Capital Funding Corp., 7.375%                                                                     105,200

      45,250    Centaur Funding Corp., Series 144A, 9.080%                                                               46,409,531

      31,200    SBC Communications Inc., 7.000%                                                                             826,800

      70,900    Telephone & Data Systems Capital I, 8.500%                                                                1,777,463

     119,700    Telephone & Data Systems Inc., Series A, 7.600%                                                           3,048,759

   1,315,700    US Cellular Corp., 8.750%                                                                                34,234,514

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.9%

     340,000    Alabama Power Co., 5.830% (a)                                                                             8,404,800

                Alabama Power Co.:
      16,100     Series B, 7.000%                                                                                           405,398
      18,700     Series C, 7.000%                                                                                           470,492
       7,000     Series J, 6.750%                                                                                           184,310

      51,000    Appalachian Power Co., 7.200%                                                                             1,280,100

      98,500    Appalachian Power Co., Series B, 7.300%                                                                   2,464,470

      47,700    Atlantic Capital I, Series B, 8.250%                                                                      1,208,480

      24,900    Atlantic Capital II, Series C, 7.375%                                                                       630,219

      28,400    Baltimore Gas and Electric Capital Trust I, 7.160%                                                          714,828

     142,000    CPL Capital I, Series A, 8.000%                                                                           3,564,200

      70,900    Comed Financing I, 8.480%                                                                                 1,798,733

      12,200    Consolidated Edison Co. of New York (EDV), 7.500%                                                           328,912

      17,000    Consolidated Edison Co. of New York (EPI), 7.350%                                                           446,760

       7,600    Consolidated Edison Inc. (EPB), 7.250%                                                                      202,996

      22,200    DTE Energy Trust I, 7.800%                                                                                  587,190

       9,500    Detroit Edison Co. (DTA), 7.625%                                                                            239,305

       1,000    Detroit Edison Co. (DTB), 7.540%                                                                             25,310

      36,800    Dominion Resources Capital Trust II, 8.200%                                                                 981,824

      37,100    Duke Capital Financing Trust I, 7.375%                                                                      910,063

      81,500    Duke Capital Financing Trust II, 7.375%                                                                   2,008,975

     212,500    Duke Capital Financing Trust III, 8.375%                                                                  5,493,125

      63,400    Duke Energy Capital Trust I, 7.200%                                                                       1,581,196

      22,800    Duke Energy Capital Trust II, 7.200%                                                                        569,772

         800    Duke Energy Co., Series C, 6.600%                                                                            20,840

      93,100    Energy East Capital Trust I, 8.250%                                                                       2,454,116

         500    Entergy Arkansas Inc., 6.700%                                                                                13,325

      47,900    Entergy LA Inc., 7.600%                                                                                   1,269,350

   1,298,000    Entergy Mississippi Inc., 7.250%                                                                         33,748,000

         600    Georgia Power Capital Trust V, 7.125%                                                                        15,708

      29,900    Georgia Power Co. (GPB), 6.600%                                                                             770,224

       5,200    Georgia Power Co. (GPD), 6.875%                                                                             130,156

      21,400    Gulf Power Capital Trust II, 7.000%                                                                         538,745

      15,200    IES Utilities, 7.875%                                                                                       383,040

   1,200,000    Interstate Power & Light Co., Series 144A, 8.372% (a)                                                    30,187,560


                                       23

                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)



                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

      19,600    Indiana Michigan Power Co., Series B, 7.600%                                                            $   491,960

     150,000    Kentucky Power Co., Series A, 8.720%                                                                      3,849,000

      73,000    Montana Power Capital I, 8.450%                                                                           1,379,700

      12,100    Northwestern Capital Financing I, 7.200%                                                                    196,020

      65,200    Northwestern Capital Financing II, 8.250%                                                                 1,157,952

      51,500    Northwestern Capital Financing III, 8.100%                                                                  916,700

      15,500    Northwestern Public Service Capital Financing I, 8.000%                                                     275,125

      38,100    OGE Energy Capital Trust, 8.375%                                                                            996,315

      20,500    Ohio Power Co., 7.375%                                                                                      515,575

      12,200    PPL Electric Utilities Corp., 4.400% (a)                                                                    896,395

     120,587    PSE&G Funding Trust II, 8.720%                                                                            3,113,556

      38,600    Potomac Electric Power Trust I, 7.375%                                                                      982,370

      50,000    Public Service Co. Oklahoma, Series B, 6.000%                                                             1,307,500

     147,400    Public Service Oklahoma Capital I, Series A, 8.000%                                                       3,710,058

      11,500    Rochester Gas and Electric Corp., Series UU, 6.648%                                                         313,375

      27,300    South Carolina Electric and Gas Trust I, Series A, 7.550%                                                   686,868

     218,600    Southwestern Electric Power Co. Capital I, Series A, 4.000%                                               5,495,604

       9,700    Virginia Electric and Power Co., Series A, 7.150%                                                           245,507

     253,000    Virginia Power Capital Trust II, 7.375%                                                                   6,651,370

      44,600    WPS Resources Capital Trust I, 7.000%                                                                     1,128,602

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - FOREIGN - 0.4%

     281,400    Yorkshire Capital Trust I, 8.080%                                                                         7,096,906
------------------------------------------------------------------------------------------------------------------------------------

                Total $25 Par Preferred Securities (cost $1,196,590,693)                                              1,230,810,185
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 7.2% (5.0% OF TOTAL INVESTMENTS)

                COMPUTER - 0.2%

     164,000    Electro Data Systems, 7.625%                                                                              3,247,200

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.1%

     186,600    El Paso Corp., 9.000%                                                                                     5,681,970

     259,500    Keyspan Corp., 8.750%                                                                                    13,112,535

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 0.3%

     103,000    PartnerRe Ltd., 8.000%                                                                                    5,422,950

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 1.0%

     170,000    ALLTEL Corp., 7.750%                                                                                      8,143,000

     495,000    Citizens Communications Co., 6.750%                                                                      10,296,000

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.6%

     470,000    Ameren Corp., 9.750%                                                                                     12,408,000

     361,400    American Electric Power Inc., 9.250%                                                                     13,032,084
     216,000    Cinergy Corp., 9.500%                                                                                    11,573,280

     257,000    Dominion Resources Inc., 8.750%                                                                          12,438,800

     115,000    FPL Group, Inc., 8.500%                                                                                   6,258,300

     325,000    Public Service Enterprise Group, 10.250%                                                                 17,501,250


                                       24


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

     112,000    TXU Corp., 8.750%                                                                                       $ 3,225,600

     199,900    Teco Energy Inc., 4.750%                                                                                  3,578,210
------------------------------------------------------------------------------------------------------------------------------------

                 Total Convertible Preferred Securities (cost $119,454,941)                                             125,919,179
                --------------------------------------------------------------------------------------------------------------------

  PRINCIPAL                                                                                                                   MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 61.5% (42.7% OF TOTAL INVESTMENTS)

                BANKING - 18.2%

$     40,000    ABN Amro North American Holdings, 6.523%, 11/08/12                                                       41,743,640

      15,000    Ahmanson Capital Trust I, Series A, 8.360%, 12/01/26                                                     16,384,200

      26,355    Bank of Boston Capital Trust I, Series B, 8.250%, 12/15/26                                               28,316,313

       3,031    Bank of Boston Capital Trust II, Series B, 7.750%, 12/15/26                                               3,090,395

       2,390    BankAmerica Institutional Capital A, Series 144A, 8.070%, 12/31/26                                        2,724,146

       2,000    Banknorth Group Inc., 9.060%, 2/01/27                                                                     2,264,366

       7,500    Chase Capital I, Series A, 7.670%, 12/01/26                                                               8,013,735

       1,229    Corestates Capital, 8.000%, 12/15/26                                                                      1,359,689

       5,000    FBS Capital I, 8.090%, 11/15/26                                                                           5,600,960

       2,500    First Chicago NBD Institutional Capital A, Series 144A, 7.950%, 12/01/26                                  2,798,128

       1,500    First Empire Capital Trust I, 8.234%, 2/01/27                                                             1,635,872

       3,665    First Hawaiian Capital Trust I, Series B, 8.343%, 7/01/27                                                 4,065,716

       1,000    First Union Capital I, Series A, 7.935%, 1/15/27                                                          1,080,840

      15,255    First Union Capital II, Series A, 7.950%, 11/15/29                                                       18,330,667

      22,080    Fleet Capital II, 7.920%, 12/11/26                                                                       23,560,685

       3,600    JPM Capital Trust I, 7.540%, 1/15/27                                                                      3,772,368

      22,585    JPM Capital Trust II, 7.950%, 2/01/27                                                                    24,588,290

      25,000    M & I Capital Trust A, 7.650%, 12/01/26                                                                  26,806,175

      25,000    Mellon Capital I, Series A, 7.720%, 12/01/26                                                             27,470,600

      19,500    NB Capital Trust II, 7.830%, 12/15/26                                                                    22,053,096

       2,000    North Fork Capital Trust I, 8.700%, 12/15/26                                                              2,188,640

      31,710    PNC Institutional Capital Trust A, 7.950%, 12/15/26                                                      33,943,652

       8,000    Reliance Capital Trust I, 8.170%, 5/01/28                                                                 8,395,848

       1,500    State Street Institutional Capital A, Series A, 7.940%, 12/30/26                                          1,658,637

       2,000    Union Planters Capital Trust A, 8.200%, 12/15/26                                                          2,161,182

       6,000    Zions Institutional Capital Trust A, Series A, 8.536%, 12/15/26                                           6,460,290

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 14.5%

      62,474    Abbey National Capital Trust I, 8.963%, 6/30/30                                                          77,869,343

      41,000    Barclays Bank plc, 6.860%, 6/15/32                                                                       41,727,422

      48,565    Dresdner Funding Trust I, 8.151%, 6/30/31                                                                49,793,257

      10,000    HSBC Capital Funding LP, Series 2, 10.176%, 6/30/30                                                      13,926,480

      30,000    KBC Bank Funding Trust III, 9.860%, 11/02/09                                                             36,811,740

      20,000    Royal Bank of Scotland GRP plc, 7.648%, 9/30/31                                                          23,053,280

      10,000    UBS Preferred Funding Trust I, 8.622, 10/01/10                                                           12,012,700

                                       25


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)



  PRINCIPAL                                                                                                                   MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ENERGY - 0.5%

$      7,355    Phillips 66 Capital II, 8.000%, 1/15/37                                                                 $ 7,929,300

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 4.1%

      26,837    CIT Capital Trust I, 7.700%, 2/15/27                                                                      26,719,642

       8,595    Countrywide Capital I, 8.000%, 12/15/26                                                                   9,197,819

      19,460    Countrywide Capital III, Series B, 8.050%, 6/15/27                                                       21,658,260

      14,000    St. George Funding Co. LLC, 8.485%, 6/30/07                                                              14,535,430

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.7%

      10,000    ING Capital Funding Trust III, 8.439%, 12/29/49                                                          11,551,660

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.3%

       5,750    KN Capital Trust III, 7.630%, 4/15/28                                                                     5,820,052

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.1%

      24,855    American General Institutional Capital B, 8.125%, 3/15/46                                                31,241,393

       6,000    MIC Financing Trust I, 8.375%, 2/01/27                                                                    6,258,024

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 2.4%

      40,000    Sun Life Canada US Capital Trust I, 8.526%, 5/06/07                                                      42,751,160

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 3.5%

      29,777    SAFECO Capital Trust I, Series B, 8.072%, 7/15/37                                                        31,032,547

      31,515    Zurich Capital Trust, 8.376%, 6/01/37                                                                    29,682,560

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 3.9%

      32,750    Ace Capital Trust II, 9.700%, 4/01/30                                                                    39,636,277

      10,000    RenaissanceRe Capital Trust, Series B, 8.540%, 3/01/27                                                   10,332,240

      26,690    Royal & Sun Alliance Insurance, 8.950%, 10/15/29                                                         18,835,560

------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 1.1%

       4,275    Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                           5,104,038

      12,905    Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                              14,188,376

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%

      15,000    Freddie Mac Subordinated Debt, 5.250%, 11/05/12                                                          15,286,965

      40,000    Freddie Mac Subordinated Debt, 5.875%, 3/21/11                                                           43,512,680

      65,000    Fannie Mae Subordinated Debt, 6.250%, 2/01/11                                                            72,173,140

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.7%

      23,950    Dominion Resources Capital Trust III, 8.400%, 1/15/31                                                    26,698,430

      12,000    Georgia Power Capital Trust VI, 4.875%, 11/01/42                                                         11,898,613

       8,000    Southern Co. Capital Trust I, 8.190%, 2/01/37                                                             8,707,201
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $1,052,331,296)                                              1,080,413,719
                --------------------------------------------------------------------------------------------------------------------

                                       26

  PRINCIPAL                                                                                                                   MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 5.3% (3.7% OF TOTAL INVESTMENTS)

                AUTO - 1.5%

$     17,900    Ford Motor Company, 7.450%, 7/16/31                                                                  $   15,187,148

      12,500    Ford Motor Company, 8.900%, 1/15/32                                                                      11,969,788

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 0.4%

       7,000    Suntrust Bank, 5.450%, 12/01/17                                                                           7,259,532

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 3.0%

      52,860    General Motors Acceptance Corp., 8.000%, 11/01/31                                                        52,292,601
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.4%

       8,235    Zurich Reinsurance Center Holdings Inc., 7.125%, 10/15/23                                                 6,916,164
------------------------------------------------------------------------------------------------------------------------------------

                Total Corporate Bonds (cost $90,056,035)                                                                 93,625,233
                --------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.1% (0.1% OF TOTAL INVESTMENTS)

$      2,423    State Street Bank Repurchase Agreement, 1.220%, date 1/31/03, due 2/03/03,
============       repurchase price $2,423,246, collateralized by U.S. Treasury Bonds                                     2,423,000
                --------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $2,423,000)                                                            2,423,000
                --------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $2,460,855,965) - 144.1%                                                      2,533,191,316
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 1.4%                                                                     24,249,417
                --------------------------------------------------------------------------------------------------------------------

                FundPreferred Shares, at Liquidation Value - (45.5)%                                                   (800,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                       $ 1,757,440,733
                ===================================================================================================================


         (1)    All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
         (a)    Security is eligible for the Dividends Received Deduction.
     (CORTS)    Corporate Backed Trust Securities.
   (SATURNS)    Structured Asset Trust Unit Repackagings.

                 See accompanying notes to financial statements.



                            Nuveen Quality Preferred Income Fund 3 (JHP)
                            Portfolio of
                                    INVESTMENTS January 31, 2003 (Unaudited)


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                $25 PAR PREFERRED SECURITIES - 43.9% (43.3% OF TOTAL INVESTMENTS)


                AGENCY - 1.7%

      10,400    Tennessee Valley Authority, Series D, 6.750%                                                            $   280,488

     100,000    SLM Corp., Series A, 6.970% (a)                                                                           5,360,000

------------------------------------------------------------------------------------------------------------------------------------
                AUTO - FOREIGN - 0.1%

       6,700    Magna International Inc., Series B, 8.875%                                                                  180,900

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 5.7%

      10,500    Associates Bank Corp. Capital Trust I, 7.625%                                                               272,475

      10,000    BancWest Capital I, 9.500%                                                                                  287,500

       8,400    Bank One Capital II, 8.500%                                                                                 234,528

      26,300    Bank One Capital VI, 7.200%                                                                                 686,693

      15,100    BankAmerica Capital Trust III, 7.000%                                                                       404,680

       4,800    Chase Capital IV, Series D, 7.340%                                                                          120,480

       1,800    Chase Capital VIII, Series H, 8.250%                                                                         49,608

      12,000    Chittenden Bank Capital Trust I, 8.000%                                                                     318,600

      25,600    Citigroup Capital VII, 7.125%                                                                               679,424

      36,600    Citigroup Capital VIII, 6.950%                                                                              963,312

     106,500    Citigroup Inc., Series H, 6.231% (a)                                                                      5,538,000

      32,300    Comerica Corp. Capital, 7.600%                                                                              845,291

       1,700    Compass Bank Trust III, 7.350%                                                                               43,282

       7,000    First Union Institutional Capital I, 8.200% (CORTS)                                                         192,360

      13,900    Fleet Capital Trust VI, 8.800%                                                                              381,416

       4,300    Fleet Capital Trust VII, 7.200%                                                                             111,585

       6,000    Fleet Capital Trust VIII, 7.200%                                                                            155,700

       8,800    Harris Preferred Capital, Series A, 7.375%                                                                  222,464

      25,000    JPMorgan Chase, 7.125% (SATURNS)                                                                            637,500

                KeyCorp:
       3,200     Series 2001-3, 8.250% (CORTS)                                                                               85,376
       4,200     Series 2001-7, 7.750% (CORTS)                                                                              108,024

       7,400    Suntrust Bank Capital V, 7.050%                                                                             193,362

      20,700    US Bancorp Capital II, 7.200%                                                                               521,640

      43,200    US Bancorp Capital III, 7.750%                                                                            1,154,736

      27,100    US Bancorp Capital IV, 7.350%                                                                               708,123

      13,500    US Bancorp Capital V, 7.250%                                                                                354,375

      10,300    Valley National Bank Capital Trust I, 7.750%                                                                270,066

      23,000    Washington Mutual Inc., Series 2001-22, 7.650% (CORTS)                                                      589,720

      80,000    Zions Capital Trust B, 8.000%                                                                             2,140,000

                                       28

                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING - FOREIGN - 4.4%

      52,000    ABN Amro Capital Funding Trust I, 7.500%                                                                $ 1,331,200

       6,400    ANZ Exchangeable Preferred Trust, 8.000%                                                                    164,480

      16,600    ANZ Exchangeable Preferred Trust II, 8.080%                                                                 429,110

      12,800    BCH Capital Ltd., Series B, 9.430%                                                                          355,200

                BSCH Finance Ltd.:
      66,500     Series F, 8.125%                                                                                         1,731,660
       5,500     Series G, 8.125%                                                                                           143,550
      21,300     Series H, 7.790%                                                                                           535,056
      47,300     Series Q, 8.625%                                                                                         1,270,005

      19,400    Banco Totta & Acores Financing, Series A, 8.875%                                                            530,590

     211,000    Banesto Holdings Ltd., Series A, 10.500%                                                                  6,140,100

                Espirito Santo Overseas Ltd.:
       2,500     Series A, 8.500%                                                                                            64,348
      16,000     Series B, 8.500%                                                                                           424,800

      17,200    NAB Exchangeable Preferred Trust, 8.000%                                                                    440,320

      15,000    National Westminster Bank plc, 7.875%                                                                       387,000

      13,600    Westpac Capital Trust I, 8.000%                                                                             354,960

------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 2.0%

       6,000    Bear Stearns Capital Trust, 7.500%                                                                          152,520

       9,400    Bear Stearns Capital Trust III, 7.800%                                                                      250,510

      28,900    MSDW Capital Trust I, 7.100%                                                                                734,060
       7,600    Merrill Lynch Preferred Capital Trust I, 7.750%                                                             202,996

       7,600    Merrill Lynch Preferred Capital Trust II, 8.000%                                                            207,480

      17,900    Merrill Lynch Preferred Capital Trust IV, 7.120%                                                            470,054

      72,400    Merrill Lynch Preferred Capital Trust V, 7.280%                                                           1,925,116

      38,900    Morgan Stanley Capital Trust II, 7.250%                                                                   1,018,791

      55,700    Salomon Smith Barney Capital I, 7.200%                                                                    1,401,412

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.3%

      40,300    Ultramar Diamond Shamrock Capital I, 8.320%                                                               1,017,978

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.2%

      16,500    ENCANA Corp., 9.250%                                                                                        443,025

       1,800    Suncor Energy Inc., 9.125%                                                                                   48,132

      11,600    Talisman Energy Inc. (TLM A), 9.000%                                                                        301,020

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 4.5%

      28,900    AT&T Capital Corp. (CIC), 8.125%                                                                            736,372

       3,000    AT&T Capital Corp. (CIP), 8.250%                                                                             77,070

       6,500    CIT Capital Trust I, 7.750% (CORTS)                                                                         167,050

     144,500    Financial Security Assurance Holdings Ltd., 6.250%                                                        3,684,750

      79,100    Household Capital Trust I, Series T, 8.250%                                                               1,993,320

      61,600    Household Capital Trust V, Series X, 10.000%                                                              1,707,552

     100,000    Household Capital Trust VII, Series V, 7.500%                                                             2,528,000

     115,000    Household Finance Corp., 6.875%                                                                           2,900,162

      37,200    Household International Inc., Series G, 7.600% (a)                                                          935,580

                                       29


                            Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)

                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FINANCIAL - FOREIGN - 3.5%

      31,900    Credit Suisse First Boston Trust, 7.000% (SATURNS)                                                      $   801,807

      33,900    ING Group NV (IND), 7.050%                                                                                  864,450

     377,900    ING Group NV (INZ), 7.200%                                                                                9,708,251

------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.1%

      16,700    Grand Met De Ltd. Partnership, 9.420%                                                                       459,250

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.3%

      25,000    AGL Capital Trust II, 8.000%                                                                                665,250

      12,600    MCN Financing II Trust, 8.625%                                                                              324,450

       1,700    South Jersey Gas Capital Trust I, 8.350%                                                                     43,180

------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.0%

       5,000    TransCanada Pipelines Ltd., 8.250%                                                                          128,300

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.3%

      39,630    Textron Capital I, 7.920%                                                                                   997,884

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.7%

       2,500    American General Capital I, 7.875%                                                                           67,400

      15,000    Lincoln National Capital III, Series C, 7.400%                                                              378,300

      28,700    Lincoln National Capital V, Series E, 7.650%                                                                751,653

      39,000    Protective Life Company Capital Trust III, 7.500%                                                         1,002,300

       4,800    Protective Life Company Capital Trust IV, 7.250%                                                            124,320

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.7%

      28,100    Hartford Capital I, Series A, 7.700%                                                                        710,930

      24,200    Hartford Capital III, Series C, 7.450%                                                                      614,922

      26,400    SAFECO, 8.250% (SATURNS)                                                                                    643,632

       4,600    SAFECO, Series 2001-4, 8.750% (CORTS)                                                                       120,405

      10,000    SAFECO Capital Trust I, 8.700% (CORTS)                                                                      260,000

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.2%

      20,700    Travelers/Aetna P&C Capital I, 8.080%                                                                       522,675

       3,000    Travelers/Aetna P&C Capital II, 8.000%                                                                       75,510

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 6.7%

       3,900    Ace Ltd. Capital Trust I, 8.875%                                                                            105,066

     277,000    Converium Finance SA, 8.250%                                                                              7,121,670

     244,631    Everest RE Capital Trust, 7.850%                                                                          6,267,446

      17,300    PartnerRe Ltd. Capital Trust I, 7.900%                                                                      451,530

                RenaissanceRe Holdings Ltd.:
      12,300     Series A, 8.100%                                                                                           322,752
      40,000     Series B, 7.300%                                                                                         1,000,230

                XL Capital Ltd.:
      40,700     Series A, 8.000%                                                                                         1,088,725
     197,900     Series B, 7.625%                                                                                         5,145,400

------------------------------------------------------------------------------------------------------------------------------------
                METALS - FOREIGN - 0.1%

      17,400    Placer Dome Inc., Series A, 8.625%                                                                          440,220


                                       30

                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PAPER - 0.2%

      27,200    International Paper Capital Trust III, 7.875%                                                           $   685,984

------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.0%

       4,500    Rhone-Poulenc Overseas, Series A, 8.125%                                                                    114,795

------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 6.6%

       3,000    AMB Property Corp., Series A, 8.500%                                                                         76,560

       1,100    Avalonbay Communities Inc., Series D, 8.000%                                                                 27,830

       9,000    Duke Realty Investments Corp., Series E, 8.250%                                                             232,200

                Equity Office Properties Trust:
      22,530     Series C, 8.000%                                                                                           582,851
       5,800     Series E, 4.000%                                                                                           145,116
       8,200     Series G, 7.748%                                                                                           212,462

                Equity Residential Properties:
      22,900     Series B, 9.125%                                                                                           622,422
      18,500     Series C, 9.125%                                                                                           508,750
      15,000     Series D, 8.600%                                                                                           403,800
      75,900     Series L, 7.625%                                                                                         1,900,916

                First Industrial Realty Trust Inc.:
       2,300     Series C, 8.625%                                                                                            61,778
      92,900     Series D, 7.950%                                                                                         2,299,275
      29,300     Series E, 7.900%                                                                                           727,812

                HRPT Properties Trust:
      18,000     Series A, 9.875%                                                                                           474,840
     135,095     Series B, 8.750%                                                                                         3,458,432

      21,000    New Plan Excel Realty Trust Inc., Series D, 7.800%                                                        1,056,563

      10,000    Prologis Trust, Series D, 7.920%                                                                            252,700

                Public Storage Inc.:
       5,000     Series Q, 8.600%                                                                                           134,900
      11,500     Series R, 8.000%                                                                                           305,670
      10,000     Series S, 7.875%                                                                                           261,400

       6,400    Shurgard Storage Centers Inc., Series D, 8.750%                                                             169,600

                Simon Property Group Inc.:
       1,400     Series F, 8.750%                                                                                            36,988
      68,600     Series G, 7.890%                                                                                         3,464,986

                Vornado Realty Trust:
       3,000     Series B, 8.500%                                                                                            77,100
      13,100     Series C, 8.500%                                                                                           334,836

     132,700    Wachovia Bank Preferred Funding Corp., Series A, 7.250%                                                   3,430,295

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.9%

         760    Centaur Funding Corp., Series 144A, 9.080%                                                                  779,475

      32,100    Telephone & Data Systems Capital I, 8.500%                                                                  804,747

       4,600    Telephone & Data Systems Capital II, 8.040%                                                                 113,712

      15,000    Telephone & Data Systems Inc., Series A, 7.600%                                                             382,050

      19,900    US Cellular Corp., 8.750%                                                                                   517,798

       7,300    Verizon New England Inc., 7.000%                                                                            189,727

                                       31

                            Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                    Portfolio of INVESTMENTS January 31, 2003 (Unaudited)


                                                                                                                              MARKET
      SHARES    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 4.5%

       2,900    Detroit Edison, 7.625%                                                                                  $    73,051

     181,110    Duke Capital Financing Trust III, 8.375%                                                                  4,681,694

      48,600    Entergy LA Inc., 7.600%                                                                                   1,287,900

     203,447    Entergy Mississippi Inc., 7.250%                                                                          5,289,621

     128,900    PSE&G Funding Trust II, 8.720%                                                                            3,328,197


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - FOREIGN - 0.2%

      22,600    Yorkshire Capital Trust I, 8.080%                                                                           569,970
------------------------------------------------------------------------------------------------------------------------------------

                Total $25 Par Preferred Securities (cost $141,190,630)                                                  142,583,748
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 4.9% (4.8% OF TOTAL INVESTMENTS)

                GAS - 0.6%

      39,000    Keyspan Corp., 8.750%                                                                                     1,970,670

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.8%

      35,000    ALLTEL Corp., 7.750%                                                                                      1,676,500

      50,000    Citizens Communications Co., 6.750%                                                                       1,040,000

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.5%

      70,000    Ameren Corp., 9.750%                                                                                      1,848,000

      71,000    American Electric Power Inc., 9.250%                                                                      2,560,260

      80,000    Dominion Resources Inc., 8.750%                                                                           3,872,000

      55,000    Public Service Enterprise Group, 10.250%                                                                  2,961,750
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $16,601,900)                                                15,929,180
                --------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                                                   MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 46.6% (45.9% OF TOTAL INVESTMENTS)

                BANKING - 14.6%

$      5,000    Ahmanson Capital Trust I, Series A, 8.360%, 12/01/26                                                      5,461,400

       7,485    First Union Capital II, Series A, 7.950%, 11/15/29                                                        8,994,103

       9,000    JPMorgan Capital Trust I, 7.540%, 1/15/27                                                                 9,430,920

       4,000    North Fork Capital Trust I, 8.700%, 12/15/26                                                              4,377,280

      10,000    PNC Institutional Capital Trust B, 8.315%, 5/15/27                                                       11,120,140

       4,600    Union Planters Capital Trust A, 8.200%, 12/15/26                                                          4,970,719

       3,000    Zions Institutional Capital Trust A, Series A, 8.536%, 12/15/26                                           3,230,145

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 6.2%

       8,000    Abbey National Capital Trust I, 8.963%, 6/30/30                                                           9,971,424

      10,000    Barclays Bank plc, 6.860%, 6/15/32                                                                       10,177,420

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.5%

       4,500    Phillips 66 Capital II, 8.000%, 1/15/37                                                                   4,851,374

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.0%

       1,000    Countrywide Capital I, 8.000%, 12/15/26                                                                   1,070,136

       2,047    St. George Funding Co. LLC, 8.485%, 6/30/07                                                               2,125,288

                                       32

  PRINCIPAL                                                                                                                   MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

                GAS - 1.9%

$      6,000    KN Capital Trust III, 7.630%, 4/15/28                                                                  $  6,073,098

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 3.2%

      10,000    MIC Financing Trust I, 8.375%, 2/01/27                                                                   10,430,040

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 2.9%

      10,000    Zurich Capital Trust, 8.376%, 6/01/37                                                                     9,418,550

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 3.6%

       7,000    Ace Capital Trust II, 9.700%, 4/01/30                                                                     8,471,876

       3,000    RenaissanceRe Capital Trust, Series B, 8.540%, 3/01/27                                                    3,099,672

------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 0.8%

       2,225    Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                           2,656,488

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.1%

      15,000    Freddie Mac Subordinated Debt, 5.875%, 3/21/11                                                           16,317,255

      15,000    Fannie Mae Subordinated Debt, 6.250%, 2/01/11                                                            16,655,340

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.8%

       2,500    Georgia Power Capital Trust VI, 4.875%, 11/01/42                                                          2,478,877
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $151,285,916)                                                  151,381,545
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 2.8% (2.8% OF TOTAL INVESTMENTS)

                FINANCIAL - 2.3%

$      7,500    General Motors Acceptance Corp., 8.000%, 11/01/31                                                         7,419,495
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.5%

       2,000    Zurich Reinsurance Center Holdings Inc., 7.125%, 10/15/23                                                 1,679,700
------------------------------------------------------------------------------------------------------------------------------------

                Total Corporate Bonds (cost $9,221,951)                                                                   9,099,195
                --------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 3.2% (3.2% OF TOTAL INVESTMENTS)

$     10,459    State Street Bank Repurchase Agreement, 1.220%, date 1/31/03, due 2/03/03,
============       repurchase price $10,460,063, collateralized by U.S. Treasury Bonds                                   10,459,000
                --------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $10,459,000)                                                          10,459,000
                --------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $328,759,397) - 101.4%                                                          329,452,668
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - (1.4)%                                                                   (4,459,543)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                          $324,993,125
                ====================================================================================================================

         (1)    All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
         (a)    Security is eligible for the Dividends Received Deduction.
     (CORTS)    Corporate Backed Trust Securities.
   (SATURNS)    Structured Asset Trust Unit Repackagings.

                                 See accompanying notes to financial statements.


                Statement of
                       ASSETS AND LIABILITIES January 31, 2003 (Unaudited)


                                                                                          QUALITY          QUALITY          QUALITY
                                                                                        PREFERRED        PREFERRED         PREFERRED
                                                                                           INCOME         INCOME 2          INCOME 3
                                                                                            (JTP)            (JPS)             (JHP)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,333,319,826, $2,460,855,965 and
   $328,759,397, respectively)                                                     $1,340,992,916    $2,533,191,316     $329,452,668
Cash                                                                                          710               969              318
Receivables:
   Dividend                                                                             2,607,393         4,931,376          471,606
   Interest                                                                             8,831,840        19,498,067        2,804,622
   Investments sold                                                                       293,115        12,481,072       20,531,023
Other assets                                                                               18,687            30,943               --
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                  1,352,744,661     2,570,133,743      353,260,237
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                       3,524,802         5,046,562       27,367,246
Interest rate swaps, at value                                                           9,820,954         4,942,573             --
Accrued expenses:
   Management fees                                                                        629,776         1,141,170          152,502
   Organization and offering costs                                                             --           814,968          687,163
   Other                                                                                  133,691           668,721           60,201
FundPreferred share dividends payable                                                      45,659            79,016               --
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                14,154,882        12,693,010       28,267,112
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                            440,000,000       800,000,000               --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  898,589,779    $1,757,440,733     $324,993,125
====================================================================================================================================
Common shares outstanding                                                              64,283,289       119,449,371       22,587,000
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                            $        13.98    $        14.71     $      14.39
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                            $      642,833    $    1,194,494     $    225,870
Paid-in surplus                                                                       909,546,005     1,691,296,465      322,655,505
Undistributed net investment income                                                     2,789,671            28,353        1,252,209
Accumulated net realized gain (loss) from investments                                 (12,307,931)       (3,305,523)         166,270
Net unrealized appreciation (depreciation) of investments and interest
   rate swap transactions                                                              (2,080,799)       68,226,944          693,271
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  898,589,779    $1,757,440,733     $324,993,125
====================================================================================================================================
Authorized shares:
   Common                                                                               Unlimited         Unlimited        Unlimited
   FundPreferred shares                                                                 Unlimited         Unlimited        Unlimited
====================================================================================================================================

                 See accompanying notes to financial statements.


                Statement of
                          OPERATIONS (Unaudited)
                                                                               QUALITY PREFERRED QUALITY PREFERRED QUALITY PREFERRED
                                                                                    INCOME (JTP)    INCOME 2 (JPS)    INCOME 3 (JHP)
                                                                                ----------------- ----------------- ----------------
                                                                                                    FOR THE PERIOD    FOR THE PERIOD
                                                                                                           9/24/02          12/19/02
                                                                                                     (COMMENCEMENT     (COMMENCEMENT
                                                                                 SIX MONTHS ENDED   OF OPERATIONS)    OF OPERATIONS)
                                                                                          1/31/03  THROUGH 1/31/03   THROUGH 1/31/03
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                            $ 29,894,023      $ 23,444,474      $  722,639
Interest                                                                               19,675,618        25,518,904         800,707
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                49,569,641        48,963,378       1,523,346
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                         5,594,853         6,915,053         326,806
Net interest expense on interest rate swap transactions                                 3,055,227         2,645,083              --
FundPreferred shares - auction fees                                                       491,233           542,466              --
FundPreferred shares - dividend disbursing agent fees                                      12,281            12,049              --
Shareholders' servicing agent fees and expenses                                             8,985            12,210           1,272
Custodian's fees and expenses                                                             128,839           175,361           9,791
Trustees' fees and expenses                                                                36,500            40,197           1,767
Professional fees                                                                          44,649            42,664          10,314
Shareholders' reports - printing and mailing expenses                                      75,445            94,365          37,860
Investor relations expense                                                                 88,435            56,869              --
Other expenses                                                                              1,314               916              --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                    9,537,761        10,537,233         387,810
   Custodian free credit                                                                   (9,561)          (30,029)           (475)
   Expense reimbursement                                                               (2,035,709)       (2,591,749)       (116,198)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            7,492,491         7,915,455         271,137
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  42,077,150        41,047,923       1,252,209
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                             (12,414,079)       (3,305,523)        166,270
Change in net unrealized appreciation (depreciation) of investments                    22,978,311        72,335,351         693,271
Change in net unrealized appreciation (depreciation) of interest
    rate swap transactions                                                             (9,753,889)       (4,108,407)             --
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                                 810,343        64,921,421         859,541
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                             (3,287,614)       (3,399,928)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to
   FundPreferred shareholders                                                          (3,287,614)       (3,399,928)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations               $ 39,599,879      $102,569,416     $ 2,111,750
====================================================================================================================================

                                 See accompanying notes to financial statements.


                Statement of
                          CHANGES IN NET ASSETS (Unaudited)
                                                                                                        QUALITY         QUALITY
                                                                           QUALITY PREFERRED           PREFERRED       PREFERRED
                                                                              INCOME (JTP)          INCOME 2 (JPS)   INCOME 3 (JHP)
                                                                     -----------------------------  ---------------- ---------------
                                                                                           FOR THE           FOR THE         FOR THE
                                                                                            PERIOD            PERIOD          PERIOD
                                                                                           6/25/02           9/24/02        12/19/02
                                                                                     (COMMENCEMENT     (COMMENCEMENT   (COMMENCEMENT
                                                                      SIX MONTHS                OF                OF              OF
                                                                     MONTHS ENDED       OPERATIONS)      OPERATIONS)     OPERATIONS)
                                                                          1/31/03   THROUGH 7/31/02  THROUGH 1/31/03 THROUGH 1/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 42,077,150       $ 3,965,994   $   41,047,923     $ 1,252,209
Net realized gain (loss) from investments                             (12,414,079)          106,148       (3,305,523)        166,270
Change in net unrealized appreciation (depreciation)
   of investments                                                      22,978,311       (15,343,685)      72,335,351         693,271
Change in net unrealized appreciation (depreciation) of interest
   rate swap transactions                                              (9,753,889)               --       (4,108,407)             --
Distributions to FundPreferred shareholders from net
   investment income                                                   (3,287,614)               --       (3,399,928)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                     39,599,879       (11,271,543)     102,569,416       2,111,750
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (39,965,859)               --      (37,619,642)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                               (39,965,859)               --      (37,619,642)             --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --       891,176,926    1,708,561,743     322,781,100
   Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                       28,188,101                --          609,441              --
FundPreferred shares offering costs                                    (9,238,000)               --      (16,780,500)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from
   capital share transactions                                          18,950,101       891,176,926    1,692,390,684     322,781,100
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                 18,584,121       879,905,383    1,757,340,458     324,892,850
Net assets applicable to Common shares at the beginning of period     880,005,658           100,275         100,275          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period          $898,589,779      $880,005,658   $1,757,440,733    $324,993,125
====================================================================================================================================
Undistributed net investment income at the end of period             $  2,789,671      $  3,965,994   $       28,353    $  1,252,209
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3
(JHP).

Prior to the commencement of operations of Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company) and the recording of the organization expenses ($15,000, $15,000 and $11,500, respectively) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities. The Funds are registered under the Investment Company Act of 1940 as non-diversified, closed-end management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primarily traded. Securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the mean of the closing bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair market value based on prices of comparable securities. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds or its designee may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and/or delayed delivery purchase commitments. At January 31, 2003, there were no outstanding delayed delivery or when-issued purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

FundPreferred Shares
The Funds have issued and outstanding $25,000 stated value FundPreferred shares. Each Fund's FundPreferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                     QUALITY      QUALITY
                                                   PREFERRED    PREFERRED
                                                      INCOME     INCOME 2
                                                       (JTP)        (JPS)
--------------------------------------------------------------------------
Number of shares:
   Series M                                            3,520        4,800
   Series T                                            3,520        4,800
   Series T2                                              --        4,000
   Series W                                            3,520        4,800
   Series TH                                           3,520        4,800
   Series TH2                                             --        4,000
   Series F                                            3,520        4,800
--------------------------------------------------------------------------
Total                                                 17,600       32,000
==========================================================================

Effective August 22, 2002, Quality Preferred Income (JTP) issued 3,520 Series M, 3,520 Series T, 3,520 Series W, 3,520 Series TH and 3,520 Series F, $25,000 stated value FundPreferred shares.

Effective October 18, 2002, Quality Preferred Income 2 (JPS) issued 4,800 Series M, 4,800 Series T, 4,800 Series W, 4,800 Series TH and 4,800 Series F, $25,000 stated value FundPreferred shares. In addition, effective November 15, 2002, Quality Preferred Income 2 (JPS) issued 4,000 Series T2 and 4,000 Series TH2, $25,000 stated value FundPreferred shares.

Interest Rate Swap Transactions
The Funds are authorized to enter into hedging transactions, including interest rate swap transactions. The Funds use interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve each Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of credit loss with respect to interest rate swaps is limited to the net amount of interest payments that each Fund is to receive. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with firms the Adviser believes has the financial resources to honor its obligations, by having the Adviser continually monitor the financial stability of that swap counter-party.

At January 31, 2003, Quality Preferred Income (JTP) had open interest rate swap agreements with Citibank NA as follows:

                                                                                       UNREALIZED
NOTIONAL                                                           TERMINATION       APPRECIATION
AMOUNT                    FIXED RATE       FLOATING RATE*                 DATE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
$110,000,000                  3.1300%            1.34125%              8/29/05        $(2,352,202)
 110,000,000                  3.8600             1.34125               8/29/07         (3,277,660)
 110,000,000                  4.3500             1.34125               8/29/09         (4,124,027)
--------------------------------------------------------------------------------------------------
                                                                                      $(9,753,889)
==================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

At January 31, 2003, Quality Preferred Income 2 (JPS) had open interest rate swap agreements with Citibank NA as follows:


                                                                                       UNREALIZED
NOTIONAL                                                           TERMINATION       APPRECIATION
AMOUNT                    FIXED RATE       FLOATING RATE*                 DATE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
$200,000,000                  2.6300%            1.38000%              11/6/05        $(1,265,103)
 200,000,000                  3.3750             1.38000               11/6/07         (1,170,043)
 200,000,000                  3.9100             1.38000               11/6/09         (1,673,261)
--------------------------------------------------------------------------------------------------
                                                                                      $(4,108,407)
==================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

For the period December 19, 2002 (commencement of operations) through January 31, 2003, Quality Preferred Income 3 (JHP) had no interest rate swap transactions.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments for the purpose of hedging their portfolios. The specific derivative instruments will be limited to U.S. Treasury security or U.S. Government Agency security futures contracts and options on U.S. Treasury security or U.S. Government Agency security futures contracts. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended January 31, 2003.

Offering Costs
Nuveen Investments, LLC has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for Quality Preferred Income
(JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP). Quality Preferred Income's (JTP), Quality Preferred Income 2's (JPS) and Quality Preferred Income 3's (JHP) share of offering costs ($1,389,181, $1,843,257 and $677,400, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Quality Preferred Income (JTP) and Quality Preferred Income 2
(JPS) in connection with their offering of FundPreferred shares ($9,238,000 and $16,780,500, respectively) were recorded as a reduction to paid-in surplus.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common and FundPreferred shares were as follows:

                                                                                   QUALITY          QUALITY
                                                                                  PREFERRED         PREFERRED
                                                      QUALITY PREFERRED           INCOME 2          INCOME 3
                                                        INCOME (JTP)                 (JPS)            (JHP)
                                               ------------------------------  --------------   ----------------
                                                                 FOR THE           FOR THE          FOR THE
                                                             PERIOD 6/25/02    PERIOD 9/24/02   PERIOD 12/19/02
                                                              (COMMENCEMENT     (COMMENCEMENT    (COMMENCEMENT
                                                SIX MONTHS    OF OPERATIONS)    OF OPERATIONS)    OF OPERATIONS)
                                               ENDED 1/31/03  THROUGH 7/31/02  THROUGH 1/31/03   THROUGH 1/31/03
----------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                            --       62,300,000      119,400,000        22,580,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions                                 1,976,289               --           42,371                --
----------------------------------------------------------------------------------------------------------------
                                                   1,976,289       62,300,000      119,442,371        22,580,000
================================================================================================================
FundPreferred shares sold                             17,600               --           32,000                --
================================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


3. SECURITIES TRANSACTIONS, U.S. GOVERNMENT AND AGENCY OBLIGATIONS Purchases and sales (including maturities) of investment securities, U.S. Government and agency obligations and short-term investments during the six months ended January 31, 2003, were as follows:

                                                                QUALITY             QUALITY         QUALITY
                                                               PREFERRED          PREFERRED       PREFERRED
                                                                  INCOME           INCOME 2        INCOME 3
                                                                   (JTP)              (JPS)*           (JHP)**
------------------------------------------------------------------------------------------------------------
Purchases:
   Investment securities                                  $  771,570,197   $ 2,392,368,827   $  285,754,204
   U.S. Government and agency obligations                             --       346,314,809      107,993,191
   Short-term investments                                  4,949,489,000    38,307,049,000    2,870,503,000
Sales and maturities:
   Investment securities                                     135,027,415        61,158,016          356,179
   U.S. Government and agency obligations                    148,437,973       215,243,456       75,219,336
   Short-term investments                                  5,004,615,000    38,304,626,000    2,860,044,000
=============================================================================================================

 * For the period September 24, 2002 (commencement of operations) through
   1/31/03.

** For the period December 19, 2002 (commencement of operations) through
   1/31/03.

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2003, the cost of investments were as follows:

                                 QUALITY         QUALITY       QUALITY
                               PREFERRED       PREFERRED     PREFERRED
                                  INCOME        INCOME 2      INCOME 3
                                   (JTP)           (JPS)         (JHP)
----------------------------------------------------------------------
Cost of investments       $1,333,464,939  $2,461,290,970  $328,793,561
======================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2003, were as follows:

                                      QUALITY        QUALITY        QUALITY
                                    PREFERRED      PREFERRED      PREFERRED
                                       INCOME       INCOME 2       INCOME 3
                                        (JTP)          (JPS)          (JHP)
---------------------------------------------------------------------------
Gross unrealized:
   Appreciation                  $ 38,965,956   $ 82,973,808    $ 2,307,708
   Depreciation                   (31,437,979)   (11,073,462)    (1,648,601)
---------------------------------------------------------------------------
Net unrealized appreciation
   on investments                $  7,527,977   $ 71,900,346    $   659,107
===========================================================================

The tax components of undistributed ordinary income and net realized gains for Quality Preferred Income (JTP) at July 31, 2002, the Fund's last fiscal year end, were as follows:


---------------------------------------------------------------------------
Undistributed ordinary income *                                  $4,126,165
Undistributed net long-term capital gains                                --
===========================================================================

*Ordinary income consists of taxable income derived from dividends, interest and net short-term capital gains, if any.

Quality Preferred Income (JTP) made no distributions from ordinary income or long-term capital gains during the period June 25, 2002 (commencement of operations) through July 31, 2002, the Fund's last fiscal year end.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under each Fund's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon each Fund's average daily managed assets. "Managed Assets" means the average daily net assets of each Fund including assets attributable to FundPreferred shares and the principal amount of borrowings.

AVERAGE DAILY MANAGED ASSETS                                 MANAGEMENT FEE
---------------------------------------------------------------------------
For the first $500 million                                            .9000%
For the next $500 million                                             .8750
For the next $500 million                                             .8500
For the next $500 million                                             .8250
For Managed Assets over $2 billion                                    .8000
===========================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


For the first eight years of Quality Preferred Income's (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JUNE 30,                                        JUNE 30,
-------------------------------------------------------------------------------
2002*                            .32%               2007                   .32%
2003                             .32                2008                   .24
2004                             .32                2009                   .16
2005                             .32                2010                   .08
2006                             .32
===============================================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2's (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                              SEPTEMBER 30,
-------------------------------------------------------------------------------
2002*                            .32%               2007                   .32%
2003                             .32                2008                   .24
2004                             .32                2009                   .16
2005                             .32                2010                   .08
2006                             .32
===============================================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3's (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
DECEMBER 31,                                DECEMBER 31,
-------------------------------------------------------------------------------
2002*                            .32%               2007                   .32%
2003                             .32                2008                   .24
2004                             .32                2009                   .16
2005                             .32                2010                   .08
2006                             .32
===============================================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services from the management fee paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser.

6. SUBSEQUENT EVENTS
Common Share Issuance
Effective February 5, 2003, Quality Preferred Income 3 (JHP) issued an additional 1,000,000 Common shares in connection with the exercise by the underwriters of the over-allotment option. The Fund's share of offering costs ($30,000) were recorded as a reduction of the proceeds from the sale of Common shares.

FundPreferred Share Issuance
On February 14, 2003, Quality Preferred Income 3 (JHP) issued 3,320 Series M and 3,320 Series TH, $25,000 stated value FundPreferred shares. Costs incurred by the Fund in connection with its offering of FundPreferred shares ($3,569,000) were recorded as a reduction to paid-in surplus.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Interest Rate Swap Transactions
On February 14, 2003, Quality Preferred Income 3 (JHP) entered into three interest rate swap agreements with Citibank NA as follows:

NOTIONAL                                              TERMINATION
AMOUNT            FIXED RATE       FLOATING RATE*            DATE
-----------------------------------------------------------------
$42,000,000           2.4125%            1.34000%         2/06/06
 42,000,000           3.2550             1.34000          2/06/08
 42,000,000           3.8150             1.34000          2/06/10
=================================================================

*Based on LIBOR (London Interbank Offered Rate)

Distributions to Common Shareholders
The following Funds declared Common share dividend distributions from their net investment income which were paid on March 3, 2003, to shareholders of record on February 15, 2003:

                                              QUALITY      QUALITY
                                            PREFERRED    PREFERRED
                                               INCOME     INCOME 2
                                                (JTP)        (JPS)
------------------------------------------------------------------
Dividend per share                             $.1050       $.1050
==================================================================

Quality Preferred Income 3 (JHP) declared a Common share dividend distribution from its net investment income of $.1030 per share which was paid on March 3, 2003, to shareholders of record on February 18, 2003.

                   Financial
                          HIGHLIGHTS (Unaudited)

                  Financial
                          HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                 ------------------------------------------------------------------   -----------------------------
                                                           Distributions   Distributions
                                                                from Net            from                     Net
                      Beginning                      Net      Investment         Capital              Investment    Capital
                         Common                Realized/       Income to        Gains to               Income to   Gains to
                          Share         Net   Unrealized   FundPreferred   FundPreferred                  Common     Common
                      Net Asset  Investment   Investment          Share-          Share-                  Share-     Share-
                          Value      Income  Gain (Loss)         holders+        holders+     Total      holders    holders   Total
====================================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                  $14.12        $.65        $ .02           $(.05)           $ --      $ .62        $(.62)       $--   $(.62)
2002(a)                   14.33         .06         (.25)             --              --       (.19)          --         --      --

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)                   14.33         .34          .55            (.03)             --        .86         (.32)        --    (.32)

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(d)                   14.33         .06          .03              --              --        .09           --         --      --
====================================================================================================================================

                                                              Total Returns
                                                            -----------------
                                                                        Based
                          Offering                                         on
                         Costs and       Ending                        Common
                         Preferred       Common              Based      Share
                             Share        Share    Ending       on        Net
                      Underwriting    Net Asset    Market   Market      Asset
                         Discounts        Value     Value    Value**    Value**
===============================================================================
QUALITY PREFERRED
INCOME (JTP)
-------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                      $(.14)      $13.98    $15.42     6.24%      3.61%
2002(a)                       (.02)       14.12     15.15     1.00      (1.47)

QUALITY PREFERRED
INCOME 2 (JPS)
-------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)                       (.16)       14.71     15.15     3.20       4.91

QUALITY PREFERRED
INCOME 3 (JHP)
-------------------------------------------------------------------------------
Year Ended 7/31:
2003(d)                       (.03)       14.39     15.05      .33        .42
===============================================================================

                                                          Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------
                                      Before Credit/Reimbursement      After Credit/Reimbursement***
                                     ---------------------------      -----------------------------
                                                    Ratio of Net                    Ratio of Net
                                        Ratio of      Investment        Ratio of      Investment
                           Ending       Expenses       Income to        Expenses       Income to
                              Net     to Average         Average      to Average         Average
                           Assets     Net Assets      Net Assets      Net Assets      Net Assets
                       Applicable     Applicable      Applicable      Applicable       Applicable      Portfolio
                        to Common      to Common       to Common       to Common        to Common       Turnover
                      Shares (000)        Shares++        Shares++        Shares++         Shares++         Rate
=================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
-----------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                $  898,590           2.17%*          9.10%*          1.70%*           9.57%*           23%
2002(a)                   880,006            .96*           4.51*            .64*            4.83*             1

QUALITY PREFERRED
INCOME 2 (JPS)
-----------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)                 1,757,441           1.78*           6.47*           1.33*            6.91*            15

QUALITY PREFERRED
INCOME 3 (JHP)
-----------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(d)                   324,993           1.07*           3.12*            .75*            3.44*            36
=================================================================================================================

                        FundPreferred Shares at End of Period
                      -----------------------------------------
                        Aggregate    Liquidation
                           Amount     and Market          Asset
                      Outstanding          Value       Coverage
                             (000)     Per Share      Per Share
===============================================================
QUALITY PREFERRED
INCOME (JTP)
---------------------------------------------------------------
Year Ended 7/31:
2003(b)                  $440,000        $25,000        $76,056
2002(a)                        --             --             --

QUALITY PREFERRED
INCOME 2 (JPS)
---------------------------------------------------------------
Year Ended 7/31:
2003(c)                   800,000         25,000         79,920

QUALITY PREFERRED
INCOME 3 (JHP)
---------------------------------------------------------------
Year Ended 7/31:
2003(d)                        --             --             --
===============================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to FundPreferred shareholders; income ratios reflect income earned on assets attributable to
     FundPreferred shares. Each Ratio of Expenses to Average Net Assets
     Applicable to Common Shares and each Ratio of Net Investment Income to
     Average Net Assets Applicable to Common Shares includes the effect of the interest expense paid on interest rate swap transactions as follows:

                                                    Ratio of
                                                    Interest
                                                     Expense
                                                  to Average
                                                  Net Assets
                                               Applicable to
                                               Common Shares
                                               -------------
     QUALITY PREFERRED INCOME (JTP)
     2003 (b)                                            .69%
     2002 (a)                                             --
     QUALITY PREFERRED INCOME 2 (JPS)
     2003 (c)                                            .45
     QUALITY PREFERRED INCOME 3 (JHP)
     2003 (d)                                             --

(a)  For the period June 25, 2002 (commencement of operations) through July 31,
     2002.
(b)  For the six months ended January 31, 2003.
(c)  For the period September 24, 2002 (commencement of operations) through
     January 31, 2003.
(d)  For the period December 19, 2002 (commencement of operations) through
     January 31, 2003.

                                 See accompanying notes to financial statements.

                                  46-47 SPREAD


Build Your Wealth
      AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power compounding. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at 95% of the then-current market price or at net asset value, whichever is higher. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION




BOARD OF TRUSTEES
James E. Bacon
William E. Bennett
Jack B. Evans
William L. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

FUND SUB-ADVISER
Spectrum Asset
Management, Inc.
4 High Ridge Park
Stamford, CT 06905

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended January 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS

PHOTO OF: John Nuveen, Sr.

          John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



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